UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-03855

Fidelity Advisor Series VIII

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2023

Item 1.

Reports to Stockholders

Fidelity Advisor® Diversified International Fund

Semi-Annual Report
April 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	3.1
ASML Holding NV (depository receipt) (Netherlands, Semiconductors & Semiconductor Equipment)	2.7
Nestle SA (Reg. S) (United States of America, Food Products)	2.4
AIA Group Ltd. (Hong Kong, Insurance)	2.1
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.0
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.7
Linde PLC (United States of America, Chemicals)	1.6
RELX PLC (Euronext N.V.) (United Kingdom, Professional Services)	1.6
Hoya Corp. (Japan, Health Care Equipment & Supplies)	1.5
Hitachi Ltd. (Japan, Industrial Conglomerates)	1.4
20.1

Market Sectors (% of Fund's net assets)

Financials	22.4
Industrials	20.0
Information Technology	12.9
Health Care	11.3
Consumer Discretionary	9.9
Consumer Staples	6.6
Materials	6.4
Energy	3.9
Communication Services	0.7
Real Estate	0.6

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 94.3%
	Shares	Value ($) (000s)
Australia - 1.5%
Aristocrat Leisure Ltd.	138,724	3,509
Flutter Entertainment PLC (a)	31,593	6,319
Glencore PLC	2,140,408	12,634
TOTAL AUSTRALIA		22,462
Belgium - 0.9%
KBC Group NV	183,704	13,113
Canada - 6.3%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	178,644	8,916
Cameco Corp.	124,900	3,434
Canadian Natural Resources Ltd.	319,656	19,479
Canadian Pacific Kansas City Ltd.	100,159	7,897
Constellation Software, Inc.	7,639	14,952
Franco-Nevada Corp.	58,828	8,926
GFL Environmental, Inc. (b)	281,714	10,226
Imperial Oil Ltd.	120,036	6,119
Lumine Group, Inc.	22,919	309
Thomson Reuters Corp.	50,296	6,614
Tourmaline Oil Corp.	125,081	5,620
TOTAL CANADA		92,492
China - 1.9%
Anta Sports Products Ltd.	400,384	4,975
Chervon Holdings Ltd.	465,237	2,368
Haier Smart Home Co. Ltd. (A Shares)	189,700	652
Kweichow Moutai Co. Ltd. (A Shares)	15,676	4,000
Li Ning Co. Ltd.	609,604	4,360
NXP Semiconductors NV	61,120	10,008
Shenzhen Inovance Technology Co. Ltd. (A Shares)	68,300	612
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	14,772	668
Sunny Optical Technology Group Co. Ltd.	52,000	550
TOTAL CHINA		28,193
Denmark - 3.6%
Carlsberg A/S Series B	34,033	5,622
DSV A/S	93,929	17,642
Novo Nordisk A/S Series B	176,226	29,316
TOTAL DENMARK		52,580
France - 10.6%
Air Liquide SA	32,834	5,907
Airbus Group NV	109,818	15,378
AXA SA	310,199	10,125
BNP Paribas SA	275,920	17,828
Capgemini SA	78,318	14,231
Edenred SA	54,859	3,562
EssilorLuxottica SA	75,570	14,939
Legrand SA	80,033	7,558
LVMH Moet Hennessy Louis Vuitton SE	46,569	44,794
Pernod Ricard SA	80,751	18,632
Sartorius Stedim Biotech	8,009	2,140
Teleperformance	6,039	1,203
TOTAL FRANCE		156,297
Germany - 5.8%
Allianz SE	81,761	20,531
Bayer AG	61,700	4,072
Deutsche Borse AG	66,764	12,732
Deutsche Post AG	279,382	13,438
Hannover Reuck SE	41,326	8,816
Infineon Technologies AG	37,200	1,355
Merck KGaA	65,438	11,721
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	20,288	7,612
Siemens Healthineers AG (c)	81,919	5,093
TOTAL GERMANY		85,370
Greece - 0.1%
Piraeus Financial Holdings SA (a)	706,200	1,665
Hong Kong - 2.5%
AIA Group Ltd.	2,753,568	29,978
Prudential PLC	213,651	3,269
Techtronic Industries Co. Ltd.	318,233	3,443
TOTAL HONG KONG		36,690
India - 3.3%
Axis Bank Ltd.	402,300	4,251
Fairfax India Holdings Corp. (a)(c)	192,490	2,502
HDFC Bank Ltd.	955,342	19,773
Housing Development Finance Corp. Ltd.	385,987	13,165
Reliance Industries Ltd.	296,075	8,802
TOTAL INDIA		48,493
Indonesia - 1.1%
PT Bank Central Asia Tbk	12,484,194	7,726
PT Bank Rakyat Indonesia (Persero) Tbk	21,723,053	7,570
TOTAL INDONESIA		15,296
Ireland - 0.9%
CRH PLC	54,800	2,644
Kingspan Group PLC (Ireland)	103,153	7,127
Ryanair Holdings PLC sponsored ADR (a)	37,504	3,585
TOTAL IRELAND		13,356
Israel - 0.7%
NICE Ltd. sponsored ADR (a)	46,824	9,553
Italy - 1.3%
FinecoBank SpA	534,408	8,085
Reply SpA	11,805	1,372
UniCredit SpA	476,100	9,434
TOTAL ITALY		18,891
Japan - 15.6%
Bandai Namco Holdings, Inc.	64,200	1,458
Daikin Industries Ltd.	38,788	7,045
FUJIFILM Holdings Corp.	198,084	10,324
Fujitsu Ltd.	31,309	4,173
Hitachi Ltd.	381,498	21,102
Hoya Corp.	212,261	22,257
Itochu Corp.	442,729	14,687
Keyence Corp.	37,500	16,911
Minebea Mitsumi, Inc.	584,726	10,828
Misumi Group, Inc.	253,663	6,399
Nomura Research Institute Ltd.	159,346	4,009
Olympus Corp.	160,513	2,810
ORIX Corp.	513,916	8,743
Persol Holdings Co. Ltd.	346,021	7,135
Relo Group, Inc.	255,746	3,976
Renesas Electronics Corp. (a)	109,800	1,431
Seven & i Holdings Co. Ltd.	161,304	7,310
Shin-Etsu Chemical Co. Ltd.	674,010	19,233
SMC Corp.	24,503	12,221
Sony Group Corp.	205,112	18,557
Sumitomo Mitsui Financial Group, Inc.	231,451	9,460
Suzuki Motor Corp.	96,482	3,364
TIS, Inc.	214,471	5,889
Tokyo Electron Ltd.	90,777	10,394
TOTAL JAPAN		229,716
Korea (South) - 0.8%
Samsung Electronics Co. Ltd.	239,040	11,766
Luxembourg - 0.5%
Eurofins Scientific SA	103,270	7,199
Netherlands - 5.7%
Adyen BV (a)(c)	2,949	4,739
Argenx SE (a)	13,336	5,144
ASML Holding NV (depository receipt)	62,349	39,708
BE Semiconductor Industries NV	25,800	2,312
IMCD NV	74,849	11,233
Wolters Kluwer NV	150,349	19,905
TOTAL NETHERLANDS		83,041
Singapore - 0.1%
Sea Ltd. ADR (a)	16,900	1,287
Spain - 1.9%
Amadeus IT Holding SA Class A (a)	52,200	3,669
Banco Santander SA (Spain) (b)	1,682,974	5,909
CaixaBank SA	2,084,578	7,716
Industria de Diseno Textil SA (b)	315,069	10,818
TOTAL SPAIN		28,112
Sweden - 2.0%
Indutrade AB	542,837	13,006
Investor AB (B Shares)	688,597	14,759
Kry International AB (a)(d)(e)	332	26
Nibe Industrier AB (B Shares)	85,414	954
TOTAL SWEDEN		28,745
Switzerland - 1.7%
Compagnie Financiere Richemont SA Series A	37,250	6,157
Julius Baer Group Ltd.	30,376	2,165
Sika AG	40,742	11,254
Zurich Insurance Group Ltd.	11,894	5,746
TOTAL SWITZERLAND		25,322
Taiwan - 1.1%
ECLAT Textile Co. Ltd.	94,000	1,496
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	179,657	15,145
TOTAL TAIWAN		16,641
United Kingdom - 12.3%
AstraZeneca PLC (United Kingdom)	170,506	25,092
B&M European Value Retail SA	1,796,664	10,831
BAE Systems PLC	1,503,483	19,154
Beazley PLC	581,628	4,353
Big Yellow Group PLC	248,901	3,829
Compass Group PLC	399,614	10,542
Diageo PLC	345,393	15,755
Entain PLC	206,243	3,743
Games Workshop Group PLC	18,700	2,331
Hiscox Ltd.	609,372	9,052
JD Sports Fashion PLC	2,543,278	5,148
Lloyds Banking Group PLC	5,972,767	3,629
NatWest Group PLC	1,036,000	3,413
RELX PLC:
(Euronext N.V.)	690,555	22,919
rights (a)(f)	690,555	334
Rentokil Initial PLC	1,634,670	13,014
S4 Capital PLC (a)	622,837	1,144
Smith & Nephew PLC	562,319	9,261
Standard Chartered PLC (United Kingdom)	665,747	5,258
Starling Bank Ltd. Series D (a)(d)(e)	1,191,700	4,523
WPP PLC	666,447	7,767
TOTAL UNITED KINGDOM		181,092
United States of America - 11.5%
Aon PLC	22,702	7,382
Booking Holdings, Inc. (a)	585	1,571
Experian PLC	187,296	6,631
Ferguson PLC	91,939	12,935
ICON PLC (a)	33,630	6,480
IQVIA Holdings, Inc. (a)	30,852	5,807
Linde PLC	63,885	23,602
Marsh & McLennan Companies, Inc.	69,442	12,513
Marvell Technology, Inc.	186,502	7,363
MasterCard, Inc. Class A	23,908	9,086
Nestle SA (Reg. S)	272,401	34,946
Roche Holding AG (participation certificate)	49,843	15,608
S&P Global, Inc.	31,007	11,243
Schlumberger Ltd.	290,441	14,333
TOTAL UNITED STATES OF AMERICA		169,500
Zambia - 0.6%
First Quantum Minerals Ltd. (b)	333,033	8,092
TOTAL COMMON STOCKS (Cost $930,544)		1,384,964

Preferred Stocks - 0.4%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.4%
Estonia - 0.1%
Bolt Technology OU Series E (a)(d)(e)	10,541	1,374
United States of America - 0.3%
Wasabi Holdings, Inc.:
Series C (a)(d)(e)	372,910	3,584
Series D (d)(e)	39,419	555
		4,139
TOTAL CONVERTIBLE PREFERRED STOCKS		5,513
Nonconvertible Preferred Stocks - 0.0%
Sweden - 0.0%
Kry International AB Series E (a)(d)(e)	1,920	150
TOTAL PREFERRED STOCKS (Cost $8,229)		5,663

Money Market Funds - 6.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.88% (g)	66,640,731	66,654
Fidelity Securities Lending Cash Central Fund 4.88% (g)(h)	26,777,938	26,781
TOTAL MONEY MARKET FUNDS (Cost $93,435)		93,435

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $1,032,208)	1,484,062
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(15,109)
NET ASSETS - 100.0%	1,468,953

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,334,000 or 0.8% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,212,000 or 0.7% of net assets.

(e)	Level 3 security
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Bolt Technology OU Series E	1/03/22	2,739

Kry International AB	5/14/21	144

Kry International AB Series E	5/14/21	878

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	2,274

Wasabi Holdings, Inc. Series C	3/31/21	4,052

Wasabi Holdings, Inc. Series D	9/09/22	560

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	65,850	85,403	84,599	1,081	-	-	66,654	0.2%
Fidelity Securities Lending Cash Central Fund 4.88%	30,934	123,189	127,341	41	-	(1)	26,781	0.1%
Total	96,784	208,592	211,940	1,122	-	(1)	93,435

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	10,198	2,431	7,767	-
Consumer Discretionary	146,662	40,761	105,901	-
Consumer Staples	95,181	33,170	62,011	-
Energy	57,787	48,985	8,802	-
Financials	331,426	132,821	194,082	4,523
Health Care	167,607	53,379	114,228	-
Industrials	294,225	142,804	151,421	-
Information Technology	187,444	114,953	66,802	5,689
Materials	92,292	40,620	51,672	-
Real Estate	7,805	3,829	3,976	-

Money Market Funds	93,435	93,435	-	-
Total Investments in Securities:	1,484,062	707,188	766,662	10,212

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $25,257) - See accompanying schedule:
Unaffiliated issuers (cost $938,773)	$1,390,627
Fidelity Central Funds (cost $93,435)	93,435

Total Investment in Securities (cost $1,032,208)		$1,484,062
Cash		250
Foreign currency held at value (cost $1,548)		1,548
Receivable for investments sold		12,747
Receivable for fund shares sold		471
Dividends receivable		3,878
Reclaims receivable		5,013
Distributions receivable from Fidelity Central Funds		269
Prepaid expenses		1
Other receivables		45
Total assets		1,508,284
Liabilities
Payable for investments purchased
Regular delivery	$8,374
Delayed delivery	334
Payable for fund shares redeemed	693
Accrued management fee	791
Distribution and service plan fees payable	172
Other affiliated payables	248
Other payables and accrued expenses	1,938
Collateral on securities loaned	26,781
Total Liabilities		39,331
Net Assets		$1,468,953
Net Assets consist of:
Paid in capital		$991,878
Total accumulated earnings (loss)		477,075
Net Assets		$1,468,953

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($466,577 ÷ 19,116 shares) (a)		$24.41
Maximum offering price per share (100/94.25 of $24.41)		$25.90
Class M :
Net Asset Value and redemption price per share ($135,706 ÷ 5,629 shares) (a)		$24.11
Maximum offering price per share (100/96.50 of $24.11)		$24.98
Class C :
Net Asset Value and offering price per share ($22,766 ÷ 990 shares) (a)(b)		$22.99
Class I :
Net Asset Value , offering price and redemption price per share ($503,735 ÷ 20,198 shares)		$24.94
Class Z :
Net Asset Value , offering price and redemption price per share ($340,169 ÷ 13,667 shares)		$24.89
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares

Statement of Operations
Amounts in thousands		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$14,001
Income from Fidelity Central Funds (including $41 from security lending)		1,122
Income before foreign taxes withheld		$15,123
Less foreign taxes withheld		(1,625)
Total Income		13,498
Expenses
Management fee	$4,592
Transfer agent fees	1,170
Distribution and service plan fees	1,003
Accounting fees	305
Custodian fees and expenses	62
Independent trustees' fees and expenses	5
Registration fees	65
Audit	297
Legal	1
Miscellaneous	3
Total expenses before reductions	7,503
Expense reductions	(34)
Total expenses after reductions		7,469
Net Investment income (loss)		6,029
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $346)	26,344
Redemptions in-kind	3,602
Foreign currency transactions	110
Total net realized gain (loss)		30,056
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $67)	216,861
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	467
Total change in net unrealized appreciation (depreciation)		217,327
Net gain (loss)		247,383
Net increase (decrease) in net assets resulting from operations		$253,412
Statement of Changes in Net Assets

Amount in thousands	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,029	$12,430
Net realized gain (loss)	30,056	22,941
Change in net unrealized appreciation (depreciation)	217,327	(588,375)
Net increase (decrease) in net assets resulting from operations	253,412	(553,004)
Distributions to shareholders	(28,131)	(190,296)
Share transactions - net increase (decrease)	(42,699)	67,418
Total increase (decrease) in net assets	182,582	(675,882)

Net Assets
Beginning of period	1,286,371	1,962,253
End of period	$1,468,953	$1,286,371

Financial Highlights
Fidelity Advisor® Diversified International Fund Class A

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$20.71	$32.52	$25.10	$23.28	$21.08	$23.43
Income from Investment Operations
Net investment income (loss) A,B	.08	.16	.09	.04	.21	.21
Net realized and unrealized gain (loss)	4.04	(8.81)	7.33	2.11	2.90	(2.33) C
Total from investment operations	4.12	(8.65)	7.42	2.15	3.11	(2.12)
Distributions from net investment income	(.02)	(.31)	-	(.26)	(.17)	(.16)
Distributions from net realized gain	(.40)	(2.85)	-	(.07)	(.74)	(.07)
Total distributions	(.42)	(3.16)	-	(.33)	(.91)	(.23)
Net asset value, end of period	$24.41	$20.71	$32.52	$25.10	$23.28	$21.08
Total Return D,E,F	20.06%	(29.28)%	29.56%	9.32%	15.57%	(9.14)% C
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.20% I	1.16%	1.16%	1.18%	1.19%	1.19%
Expenses net of fee waivers, if any	1.20% I	1.16%	1.15%	1.18%	1.19%	1.19%
Expenses net of all reductions	1.20% I	1.16%	1.15%	1.17%	1.19%	1.17%
Net investment income (loss)	.72% I	.65%	.30%	.16%	.97%	.89%
Supplemental Data
Net assets, end of period (in millions)	$467	$400	$621	$514	$530	$463
Portfolio turnover rate J	22% I,K	20%	30%	30%	37% K	32%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.11 per share. Excluding these litigation proceeds, the total return would have been (9.62)%.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Diversified International Fund Class M

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$20.47	$32.17	$24.90	$23.10	$20.91	$23.24
Income from Investment Operations
Net investment income (loss) A,B	.05	.10	.01	(.03)	.15	.14
Net realized and unrealized gain (loss)	3.99	(8.72)	7.26	2.10	2.88	(2.31) C
Total from investment operations	4.04	(8.62)	7.27	2.07	3.03	(2.17)
Distributions from net investment income	-	(.23)	-	(.20)	(.11)	(.09)
Distributions from net realized gain	(.40)	(2.85)	-	(.07)	(.74)	(.07)
Total distributions	(.40)	(3.08)	-	(.27)	(.84) D	(.16)
Net asset value, end of period	$24.11	$20.47	$32.17	$24.90	$23.10	$20.91
Total Return E,F,G	19.89%	(29.46)%	29.20%	9.04%	15.27%	(9.40)% C
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.46% J	1.42%	1.41%	1.45%	1.46%	1.46%
Expenses net of fee waivers, if any	1.46% J	1.41%	1.41%	1.45%	1.46%	1.46%
Expenses net of all reductions	1.46% J	1.41%	1.41%	1.44%	1.46%	1.44%
Net investment income (loss)	.46% J	.39%	.04%	(.11)%	.70%	.62%
Supplemental Data
Net assets, end of period (in millions)	$136	$118	$183	$159	$173	$175
Portfolio turnover rate K	22% J,L	20%	30%	30%	37% L	32%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.11 per share. Excluding these litigation proceeds, the total return would have been (9.88)%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Diversified International Fund Class C

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$19.58	$30.84	$23.99	$22.20	$20.11	$22.35
Income from Investment Operations
Net investment income (loss) A,B	(.01)	(.04)	(.14)	(.14)	.04	.03
Net realized and unrealized gain (loss)	3.82	(8.37)	6.99	2.01	2.79	(2.23) C
Total from investment operations	3.81	(8.41)	6.85	1.87	2.83	(2.20)
Distributions from net investment income	-	-	-	(.01)	-	-
Distributions from net realized gain	(.40)	(2.85)	-	(.07)	(.74)	(.04)
Total distributions	(.40)	(2.85)	-	(.08)	(.74)	(.04)
Net asset value, end of period	$22.99	$19.58	$30.84	$23.99	$22.20	$20.11
Total Return D,E,F	19.62%	(29.88)%	28.55%	8.44%	14.72%	(9.85)% C
Ratios to Average Net Assets B,G,H
Expenses before reductions	2.01% I	1.96%	1.95%	1.98%	1.98%	1.95%
Expenses net of fee waivers, if any	2.00% I	1.96%	1.95%	1.98%	1.98%	1.95%
Expenses net of all reductions	2.00% I	1.96%	1.95%	1.96%	1.97%	1.94%
Net investment income (loss)	(.09)% I	(.16)%	(.50)%	(.64)%	.18%	.13%
Supplemental Data
Net assets, end of period (in millions)	$23	$21	$39	$48	$59	$150
Portfolio turnover rate J	22% I,K	20%	30%	30%	37% K	32%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.11 per share. Excluding these litigation proceeds, the total return would have been (10.33)%.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Diversified International Fund Class I

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$21.19	$33.20	$25.57	$23.68	$21.44	$23.85
Income from Investment Operations
Net investment income (loss) A,B	.11	.23	.17	.10	.27	.27
Net realized and unrealized gain (loss)	4.13	(9.00)	7.47	2.16	2.95	(2.37) C
Total from investment operations	4.24	(8.77)	7.64	2.26	3.22	(2.10)
Distributions from net investment income	(.09)	(.39)	(.01)	(.30)	(.24)	(.24)
Distributions from net realized gain	(.40)	(2.85)	-	(.07)	(.74)	(.07)
Total distributions	(.49)	(3.24)	(.01)	(.37)	(.98)	(.31)
Net asset value, end of period	$24.94	$21.19	$33.20	$25.57	$23.68	$21.44
Total Return D,E	20.19%	(29.09)%	29.87%	9.63%	15.89%	(8.94)% C
Ratios to Average Net Assets B,F,G
Expenses before reductions	.96% H	.91%	.90%	.92%	.92%	.92%
Expenses net of fee waivers, if any	.96% H	.91%	.90%	.92%	.92%	.92%
Expenses net of all reductions	.96% H	.91%	.90%	.91%	.91%	.91%
Net investment income (loss)	.96% H	.90%	.55%	.42%	1.24%	1.16%
Supplemental Data
Net assets, end of period (in millions)	$504	$457	$725	$595	$583	$807
Portfolio turnover rate I	22% H,J	20%	30%	30%	37% J	32%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.11 per share. Excluding these litigation proceeds, the total return would have been (9.42)%.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Diversified International Fund Class Z

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$21.18	$33.19	$25.55	$23.67	$21.44	$23.85
Income from Investment Operations
Net investment income (loss) A,B	.13	.26	.22	.14	.30	.31
Net realized and unrealized gain (loss)	4.12	(8.98)	7.46	2.15	2.94	(2.37) C
Total from investment operations	4.25	(8.72)	7.68	2.29	3.24	(2.06)
Distributions from net investment income	(.14)	(.44)	(.04)	(.34)	(.28)	(.28)
Distributions from net realized gain	(.40)	(2.85)	-	(.07)	(.74)	(.07)
Total distributions	(.54)	(3.29)	(.04)	(.41)	(1.01) D	(.35)
Net asset value, end of period	$24.89	$21.18	$33.19	$25.55	$23.67	$21.44
Total Return E,F	20.27%	(28.99)%	30.10%	9.78%	16.04%	(8.78)% C
Ratios to Average Net Assets B,G,H
Expenses before reductions	.80% I	.76%	.76%	.77%	.77%	.78%
Expenses net of fee waivers, if any	.79% I	.75%	.76%	.77%	.77%	.78%
Expenses net of all reductions	.79% I	.75%	.76%	.76%	.77%	.76%
Net investment income (loss)	1.12% I	1.05%	.70%	.57%	1.39%	1.30%
Supplemental Data
Net assets, end of period (in millions)	$340	$290	$393	$289	$274	$298
Portfolio turnover rate J	22% I,K	20%	30%	30%	37% K	32%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.11 per share. Excluding these litigation proceeds, the total return would have been (9.26)%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Diversified International Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation.   Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies PFIC and losses deferred due to wash sale.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$471,058
Gross unrealized depreciation	(27,483)
Net unrealized appreciation (depreciation)	$443,575
Tax cost	$1,040,487

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Diversified International Fund	149,999	215,253

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Advisor Diversified International Fund	450	3,602	10,041	Class Z

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .65% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$561	$12
Class M	.25%	.25%	327	4
Class C	.75%	.25%	115	11
			$1,003	$27

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$36
Class M	4
Class C A	1
$41
A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$442.20
Class M	134.21
Class C	29.25
Class I	497.20
Class Z	68.04
	$1,170

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Diversified International Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
Fidelity Advisor Diversified International Fund	- A
A In the amount of less than five-hundred dollars
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Diversified International Fund	5,385	7,738	1,042

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Diversified International Fund	$1

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Diversified International Fund	$4	$-	$-

8. Expense Reductions.
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by amount less than five hundred dollars. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction

Class M	$1

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $33.

9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Advisor Diversified International Fund
Distributions to shareholders
Class A	$8,055	$59,821
Class M	2,274	17,464
Class C	428	3,600
Class I	9,902	70,433
Class Z	7,472	38,978
Total	$28,131	$190,296

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2023	Year ended October 31, 2022	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Advisor Diversified International Fund
Class A
Shares sold	665	1,088	$15,339	$27,140
Reinvestment of distributions	336	1,965	7,596	56,205
Shares redeemed	(1,213)	(2,828)	(28,050)	(70,824)
Net increase (decrease)	(212)	225	$(5,115)	$12,521
Class M
Shares sold	158	225	$3,619	$5,610
Reinvestment of distributions	100	606	2,237	17,157
Shares redeemed	(372)	(785)	(8,489)	(19,245)
Net increase (decrease)	(114)	46	$(2,633)	$3,522
Class C
Shares sold	54	112	$1,189	$2,679
Reinvestment of distributions	19	131	416	3,566
Shares redeemed	(174)	(432)	(3,810)	(10,156)
Net increase (decrease)	(101)	(189)	$(2,205)	$(3,911)
Class I
Shares sold	1,643	3,478	$39,003	$89,952
Reinvestment of distributions	346	1,796	7,975	52,420
Shares redeemed	(3,373)	(5,540)	(79,706)	(138,177)
Net increase (decrease)	(1,384)	(266)	$(32,728)	$4,195
Class Z
Shares sold	1,465	2,807	$34,567	$69,476
Reinvestment of distributions	307	1,264	7,055	36,834
Shares redeemed	(1,794)	(2,219)	(41,640)	(55,219)
Net increase (decrease)	(22)	1,852	$(18)	$51,091

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023
Fidelity Advisor® Diversified International Fund
Class A	1.20%
Actual		$ 1,000	$ 1,200.60	$ 6.55
Hypothetical- B		$ 1,000	$ 1,018.84	$ 6.01
Class M	1.46%
Actual		$ 1,000	$ 1,198.90	$ 7.96
Hypothetical- B		$ 1,000	$ 1,017.55	$ 7.30
Class C	2.00%
Actual		$ 1,000	$ 1,196.20	$ 10.89
Hypothetical- B		$ 1,000	$ 1,014.88	$ 9.99
Class I	.96%
Actual		$ 1,000	$ 1,201.90	$ 5.24
Hypothetical- B		$ 1,000	$ 1,020.03	$ 4.81
Class Z	.79%
Actual		$ 1,000	$ 1,202.70	$ 4.31
Hypothetical- B		$ 1,000	$ 1,020.88	$ 3.96

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.720067.124
ADIF-SANN-0623
Fidelity Advisor® Global Equity Income Fund

Semi-Annual Report
April 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc. (United States of America, Technology Hardware, Storage & Peripherals)	4.4
Microsoft Corp. (United States of America, Software)	3.8
Exxon Mobil Corp. (United States of America, Oil, Gas & Consumable Fuels)	1.6
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.6
Eli Lilly & Co. (United States of America, Pharmaceuticals)	1.5
UnitedHealth Group, Inc. (United States of America, Health Care Providers & Services)	1.4
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.4
Linde PLC (United States of America, Chemicals)	1.4
JPMorgan Chase & Co. (United States of America, Banks)	1.3
AstraZeneca PLC sponsored ADR (United Kingdom, Pharmaceuticals)	1.3
19.7

Market Sectors (% of Fund's net assets)

Information Technology	16.3
Health Care	12.2
Consumer Staples	11.0
Financials	8.8
Industrials	7.3
Consumer Discretionary	6.7
Communication Services	6.1
Energy	4.3
Materials	4.3
Utilities	3.2
Real Estate	1.1

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 81.4%
	Shares	Value ($)
Belgium - 0.5%
KBC Group NV	4,733	337,847
UCB SA	1,854	172,464
TOTAL BELGIUM		510,311
Brazil - 0.7%
Equatorial Energia SA	122,001	668,733
Canada - 2.9%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	24,335	1,214,550
Canadian Natural Resources Ltd.	10,786	657,263
Constellation Software, Inc.	182	356,225
Imperial Oil Ltd.	10,884	554,784
Lumine Group, Inc.	546	7,355
Nutrien Ltd.	2,109	146,308
TOTAL CANADA		2,936,485
China - 1.6%
Kweichow Moutai Co. Ltd. (A Shares)	1,658	423,046
NXP Semiconductors NV	6,254	1,024,030
SITC International Holdings Co. Ltd.	93,861	173,613
TOTAL CHINA		1,620,689
Denmark - 0.7%
A.P. Moller - Maersk A/S Series B	171	309,092
DSV A/S	2,065	387,846
TOTAL DENMARK		696,938
Finland - 1.2%
Elisa Corp. (A Shares)	16,979	1,053,700
Neste OYJ	3,898	188,731
TOTAL FINLAND		1,242,431
France - 3.8%
Airbus Group NV	3,410	477,518
Capgemini SA	2,912	529,120
Edenred SA	12,641	820,704
LVMH Moet Hennessy Louis Vuitton SE	1,466	1,410,118
Teleperformance	994	198,028
VINCI SA	3,446	426,040
TOTAL FRANCE		3,861,528
Germany - 1.7%
Deutsche Telekom AG	29,741	717,108
Rheinmetall AG	1,555	454,922
Siemens AG	3,234	533,067
TOTAL GERMANY		1,705,097
Hong Kong - 0.8%
AIA Group Ltd.	63,046	686,387
HKBN Ltd.	218,744	154,357
TOTAL HONG KONG		840,744
India - 0.6%
HDFC Bank Ltd. sponsored ADR	2,949	205,840
Redington (India) Ltd.	70,886	146,710
Reliance Industries Ltd.	10,192	302,993
TOTAL INDIA		655,543
Japan - 5.2%
Capcom Co. Ltd.	9,715	365,066
Daiichikosho Co. Ltd.	36,474	653,914
FUJIFILM Holdings Corp.	3,032	158,028
Hitachi Ltd.	7,615	421,221
Hoya Corp.	6,063	635,736
Inaba Denki Sangyo Co. Ltd.	26,304	587,525
Minebea Mitsumi, Inc.	15,946	295,298
Renesas Electronics Corp. (a)	23,911	311,619
Roland Corp.	8,987	269,393
Shin-Etsu Chemical Co. Ltd.	13,080	373,249
Sony Group Corp.	9,645	872,619
Toyota Motor Corp.	28,183	386,954
TOTAL JAPAN		5,330,622
Kenya - 0.2%
Safaricom Ltd.	1,435,064	174,107
Korea (South) - 0.8%
Samsung Electronics Co. Ltd.	17,594	866,040
South Africa - 0.3%
Anglo American PLC (United Kingdom)	11,440	352,514
Sweden - 0.3%
HEXPOL AB (B Shares)	24,593	289,455
Switzerland - 0.4%
Sika AG	1,535	424,002
Taiwan - 2.0%
MediaTek, Inc.	17,197	373,668
Taiwan Semiconductor Manufacturing Co. Ltd.	99,164	1,622,734
TOTAL TAIWAN		1,996,402
United Kingdom - 5.3%
AstraZeneca PLC sponsored ADR	18,267	1,337,510
B&M European Value Retail SA	85,856	517,594
BAE Systems PLC	28,547	363,688
Compass Group PLC	21,980	579,854
Diageo PLC	13,868	632,604
JD Sports Fashion PLC	137,076	277,441
RELX PLC (London Stock Exchange)	19,451	646,816
RS GROUP PLC	25,770	298,409
Starling Bank Ltd. Series D (a)(b)(c)	20,800	78,944
Unilever PLC	8,534	475,191
WH Smith PLC	12,950	256,167
TOTAL UNITED KINGDOM		5,464,218
United States of America - 52.4%
AbbVie, Inc.	5,477	827,684
Accenture PLC Class A	4,174	1,169,930
Activision Blizzard, Inc.	6,753	524,776
Albertsons Companies, Inc.	7,599	158,819
Altria Group, Inc.	4,200	199,542
Amdocs Ltd.	9,359	854,009
Ameren Corp.	6,455	574,301
American Tower Corp.	1,958	400,196
Amgen, Inc.	2,969	711,788
Apple, Inc.	26,495	4,495,672
AT&T, Inc.	10,338	182,672
Ball Corp.	3,097	164,698
Bank of America Corp.	36,324	1,063,567
BJ's Wholesale Club Holdings, Inc. (a)	8,889	678,853
Bristol-Myers Squibb Co.	9,744	650,607
Capital One Financial Corp.	6,472	629,726
Chubb Ltd.	2,968	598,230
Cisco Systems, Inc.	20,935	989,179
Comcast Corp. Class A	18,302	757,154
Costco Wholesale Corp.	1,091	549,013
Crane Co.	2,013	145,077
Crane Nxt Co.	2,013	95,336
Crown Holdings, Inc.	5,595	479,939
Danaher Corp.	4,902	1,161,333
Dollar Tree, Inc. (a)	6,324	972,062
Dominion Energy, Inc.	5,539	316,498
Eli Lilly & Co.	3,991	1,579,877
Experian PLC	4,819	170,616
Exxon Mobil Corp.	13,878	1,642,323
Freeport-McMoRan, Inc.	17,874	677,603
GE Healthcare Holding LLC	2,247	182,771
General Electric Co.	7,134	706,052
Gilead Sciences, Inc.	8,456	695,168
H&R Block, Inc.	11,962	405,631
Hartford Financial Services Group, Inc.	3,988	283,108
Hess Corp.	3,525	511,337
Johnson Controls International PLC	4,905	293,515
JPMorgan Chase & Co.	9,809	1,355,996
Keurig Dr. Pepper, Inc.	12,950	423,465
Lamar Advertising Co. Class A	6,953	734,793
Linde PLC	3,779	1,396,152
M&T Bank Corp.	3,493	439,419
McDonald's Corp.	2,778	821,594
Merck & Co., Inc.	7,986	922,143
Microsoft Corp.	12,772	3,924,325
Mondelez International, Inc.	9,486	727,766
MSCI, Inc.	467	225,304
Nestle SA (Reg. S)	6,943	890,715
NextEra Energy, Inc.	9,045	693,118
PG&E Corp. (a)	8,993	153,870
Philip Morris International, Inc.	4,986	498,450
Phillips 66 Co.	3,547	351,153
PNC Financial Services Group, Inc.	5,928	772,122
Procter & Gamble Co.	6,355	993,795
Roche Holding AG (participation certificate)	4,075	1,276,046
Sanofi SA	8,599	926,699
T-Mobile U.S., Inc. (a)	7,402	1,065,148
Target Corp.	2,901	457,633
The Coca-Cola Co.	14,585	935,628
The Travelers Companies, Inc.	3,896	705,721
TJX Companies, Inc.	12,632	995,654
United Parcel Service, Inc. Class B	2,246	403,853
UnitedHealth Group, Inc.	2,951	1,452,158
Valero Energy Corp.	2,606	298,830
Verizon Communications, Inc.	19,412	753,768
Vistra Corp.	18,418	439,453
Walmart, Inc.	6,349	958,509
WEC Energy Group, Inc.	2,794	268,699
Wells Fargo & Co.	20,335	808,316
TOTAL UNITED STATES OF AMERICA		53,568,957
Zambia - 0.0%
First Quantum Minerals Ltd.	300	7,289
TOTAL COMMON STOCKS (Cost $71,619,715)		83,212,105

Money Market Funds - 18.4%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (d) (Cost $18,846,377)	18,842,608	18,846,377

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $90,466,092)	102,058,482
NET OTHER ASSETS (LIABILITIES) - 0.2%	220,691
NET ASSETS - 100.0%	102,279,173

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $78,944 or 0.1% of net assets.

(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Starling Bank Ltd. Series D	6/18/21 - 4/05/22	40,298

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	3,668,251	43,411,567	28,233,441	148,668	-	-	18,846,377	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	-	2,120,635	2,120,635	22	-	-	-	0.0%
Total	3,668,251	45,532,202	30,354,076	148,690	-	-	18,846,377

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	6,401,770	4,511,325	1,890,445	-
Consumer Discretionary	6,793,019	3,274,081	3,518,938	-
Consumer Staples	11,189,641	8,768,085	2,421,556	-
Energy	4,507,414	4,204,421	302,993	-
Financials	9,011,231	8,245,900	686,387	78,944
Health Care	12,531,984	9,693,503	2,838,481	-
Industrials	7,387,532	4,055,894	3,331,638	-
Information Technology	16,828,644	13,349,845	3,478,799	-
Materials	4,311,209	3,161,444	1,149,765	-
Real Estate	1,134,989	1,134,989	-	-
Utilities	3,114,672	3,114,672	-	-

Money Market Funds	18,846,377	18,846,377	-	-
Total Investments in Securities:	102,058,482	82,360,536	19,619,002	78,944
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $71,619,715)	$83,212,105
Fidelity Central Funds (cost $18,846,377)	18,846,377

Total Investment in Securities (cost $90,466,092)		$102,058,482
Cash		8,019
Foreign currency held at value (cost $12,809)		12,689
Receivable for fund shares sold		68,678
Dividends receivable		142,965
Reclaims receivable		61,369
Distributions receivable from Fidelity Central Funds		58,193
Prepaid expenses		18
Receivable from investment adviser for expense reductions		21,065
Total assets		102,431,478
Liabilities
Payable for investments purchased	$7,287
Payable for fund shares redeemed	21,096
Accrued management fee	54,744
Transfer agent fee payable	10,172
Distribution and service plan fees payable	12,285
Other affiliated payables	4,035
Deferred taxes	8,515
Audit fee payable	29,294
Other payables and accrued expenses	4,877
Total Liabilities		152,305
Net Assets		$102,279,173
Net Assets consist of:
Paid in capital		$91,251,103
Total accumulated earnings (loss)		11,028,070
Net Assets		$102,279,173

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($18,758,591 ÷ 1,008,341 shares) (a)		$18.60
Maximum offering price per share (100/94.25 of $18.60)		$19.73
Class M :
Net Asset Value and redemption price per share ($12,055,755 ÷ 648,636 shares) (a)		$18.59
Maximum offering price per share (100/96.50 of $18.59)		$19.26
Class C :
Net Asset Value and offering price per share ($4,356,613 ÷ 236,846 shares) (a)		$18.39
Class I :
Net Asset Value , offering price and redemption price per share ($24,178,482 ÷ 1,298,294 shares)		$18.62
Class Z :
Net Asset Value , offering price and redemption price per share ($42,929,732 ÷ 2,290,387 shares)		$18.74
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$1,016,343
Income from Fidelity Central Funds (including $22 from security lending)		148,690
Income before foreign taxes withheld		$1,165,033
Less foreign taxes withheld		(64,216)
Total Income		1,100,817
Expenses
Management fee	$268,395
Transfer agent fees	56,822
Distribution and service plan fees	69,769
Accounting fees	19,765
Custodian fees and expenses	9,834
Independent trustees' fees and expenses	197
Registration fees	52,659
Audit	41,794
Legal	249
Miscellaneous	124
Total expenses before reductions	519,608
Expense reductions	(54,190)
Total expenses after reductions		465,418
Net Investment income (loss)		635,399
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $7,160)	(357,351)
Foreign currency transactions	(11,829)
Total net realized gain (loss)		(369,180)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $8,354)	6,786,447
Assets and liabilities in foreign currencies	2,440
Total change in net unrealized appreciation (depreciation)		6,788,887
Net gain (loss)		6,419,707
Net increase (decrease) in net assets resulting from operations		$7,055,106
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$635,399	$324,981
Net realized gain (loss)	(369,180)	(476,484)
Change in net unrealized appreciation (depreciation)	6,788,887	(4,969,189)
Net increase (decrease) in net assets resulting from operations	7,055,106	(5,120,692)
Distributions to shareholders	(347,380)	(3,032,586)
Share transactions - net increase (decrease)	39,579,383	29,771,568
Total increase (decrease) in net assets	46,287,109	21,618,290

Net Assets
Beginning of period	55,992,064	34,373,774
End of period	$102,279,173	$55,992,064

Financial Highlights
Fidelity Advisor® Global Equity Income Fund Class A

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$17.01	$21.07	$15.95	$15.33	$13.86	$14.63
Income from Investment Operations
Net investment income (loss) A,B	.13	.15	.10	.13	.19	.19
Net realized and unrealized gain (loss)	1.53	(2.41)	5.32	.61	1.76	(.52)
Total from investment operations	1.66	(2.26)	5.42	.74	1.95	(.33)
Distributions from net investment income	(.07)	(.11)	(.10) C	(.12)	(.20)	(.18)
Distributions from net realized gain	-	(1.69)	(.20) C	-	(.28)	(.26)
Total distributions	(.07)	(1.80)	(.30)	(.12)	(.48)	(.44)
Net asset value, end of period	$18.60	$17.01	$21.07	$15.95	$15.33	$13.86
Total Return D,E,F	9.79%	(11.78)%	34.23%	4.87%	14.52%	(2.41)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.45% I	1.54%	1.72%	1.97%	2.18%	1.91%
Expenses net of fee waivers, if any	1.30% I	1.30%	1.34%	1.39%	1.45%	1.45%
Expenses net of all reductions	1.29% I	1.30%	1.34%	1.38%	1.45%	1.44%
Net investment income (loss)	1.49% I	.81%	.49%	.81%	1.32%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$18,759	$16,093	$12,640	$8,362	$8,314	$8,427
Portfolio turnover rate J	29% I	17%	40%	52%	18% K	37%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Global Equity Income Fund Class M

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$17.00	$21.05	$15.94	$15.32	$13.85	$14.62
Income from Investment Operations
Net investment income (loss) A,B	.11	.10	.05	.09	.15	.16
Net realized and unrealized gain (loss)	1.53	(2.40)	5.31	.61	1.76	(.53)
Total from investment operations	1.64	(2.30)	5.36	.70	1.91	(.37)
Distributions from net investment income	(.05)	(.05)	(.06) C	(.08)	(.16)	(.14)
Distributions from net realized gain	-	(1.69)	(.20) C	-	(.28)	(.26)
Total distributions	(.05)	(1.75) D	(.25) D	(.08)	(.44)	(.40)
Net asset value, end of period	$18.59	$17.00	$21.05	$15.94	$15.32	$13.85
Total Return E,F,G	9.67%	(11.98)%	33.89%	4.63%	14.23%	(2.64)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.67% J	1.76%	1.95%	2.24%	2.49%	2.21%
Expenses net of fee waivers, if any	1.54% J	1.55%	1.60%	1.64%	1.70%	1.70%
Expenses net of all reductions	1.54% J	1.55%	1.60%	1.63%	1.70%	1.69%
Net investment income (loss)	1.24% J	.56%	.23%	.56%	1.07%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$12,056	$8,535	$8,442	$3,545	$3,135	$3,279
Portfolio turnover rate K	29% J	17%	40%	52%	18% L	37%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Global Equity Income Fund Class C

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$16.82	$20.88	$15.84	$15.24	$13.77	$14.57
Income from Investment Operations
Net investment income (loss) A,B	.07	.01	(.05)	.01	.08	.08
Net realized and unrealized gain (loss)	1.51	(2.39)	5.28	.62	1.75	(.53)
Total from investment operations	1.58	(2.38)	5.23	.63	1.83	(.45)
Distributions from net investment income	(.01)	(.02)	- C,D	(.03)	(.09)	(.09)
Distributions from net realized gain	-	(1.66)	(.19) D	-	(.28)	(.26)
Total distributions	(.01)	(1.68)	(.19)	(.03)	(.36) E	(.35)
Net asset value, end of period	$18.39	$16.82	$20.88	$15.84	$15.24	$13.77
Total Return F,G,H	9.37%	(12.46)%	33.22%	4.12%	13.71%	(3.22)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	2.21% K	2.31%	2.47%	2.75%	2.99%	2.72%
Expenses net of fee waivers, if any	2.05% K	2.05%	2.09%	2.14%	2.20%	2.20%
Expenses net of all reductions	2.05% K	2.05%	2.09%	2.13%	2.20%	2.19%
Net investment income (loss)	.74% K	.06%	(.26)%	.06%	.57%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$4,357	$4,437	$5,891	$4,082	$4,173	$4,340
Portfolio turnover rate L	29% K	17%	40%	52%	18% M	37%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the contingent deferred sales charge.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Global Equity Income Fund Class I

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$17.03	$21.09	$15.96	$15.35	$13.88	$14.66
Income from Investment Operations
Net investment income (loss) A,B	.16	.19	.15	.17	.22	.23
Net realized and unrealized gain (loss)	1.52	(2.40)	5.32	.60	1.77	(.53)
Total from investment operations	1.68	(2.21)	5.47	.77	1.99	(.30)
Distributions from net investment income	(.09)	(.15)	(.15) C	(.16)	(.24)	(.22)
Distributions from net realized gain	-	(1.69)	(.20) C	-	(.28)	(.26)
Total distributions	(.09)	(1.85) D	(.34) D	(.16)	(.52)	(.48)
Net asset value, end of period	$18.62	$17.03	$21.09	$15.96	$15.35	$13.88
Total Return E,F	9.90%	(11.53)%	34.59%	5.08%	14.84%	(2.20)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.15% I	1.15%	1.37%	1.63%	1.83%	1.51%
Expenses net of fee waivers, if any	1.05% I	1.04%	1.07%	1.13%	1.20%	1.20%
Expenses net of all reductions	1.05% I	1.04%	1.07%	1.12%	1.20%	1.19%
Net investment income (loss)	1.74% I	1.06%	.75%	1.06%	1.57%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$24,178	$16,953	$2,823	$2,378	$2,188	$2,493
Portfolio turnover rate J	29% I	17%	40%	52%	18% K	37%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Global Equity Income Fund Class Z

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$17.13	$21.18	$16.01	$15.37	$13.88	$14.88
Income from Investment Operations
Net investment income (loss) B,C	.17	.22	.18	.19	.25	.01
Net realized and unrealized gain (loss)	1.54	(2.42)	5.34	.61	1.76	(.94)
Total from investment operations	1.71	(2.20)	5.52	.80	2.01	(.93)
Distributions from net investment income	(.10)	(.16)	(.15) D	(.16)	(.24)	(.07)
Distributions from net realized gain	-	(1.69)	(.20) D	-	(.28)	-
Total distributions	(.10)	(1.85)	(.35)	(.16)	(.52)	(.07)
Net asset value, end of period	$18.74	$17.13	$21.18	$16.01	$15.37	$13.88
Total Return E,F	10.00%	(11.41)%	34.75%	5.29%	15.00%	(6.31)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.05% I	1.09%	1.29%	1.50%	1.37%	1.08% I
Expenses net of fee waivers, if any	.89% I	.89%	.93%	.98%	1.04%	1.05% I
Expenses net of all reductions	.89% I	.89%	.93%	.97%	1.04%	1.04% I
Net investment income (loss)	1.89% I	1.21%	.90%	1.21%	1.73%	.45% I
Supplemental Data
Net assets, end of period (000 omitted)	$42,930	$9,974	$4,579	$3,354	$3,599	$94
Portfolio turnover rate J	29% I	17%	40%	52%	18% K	37%

A For the period October 2, 2018 (commencement of sale of shares) through October 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity Advisor Global Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$14,312,658
Gross unrealized depreciation	(2,953,356)
Net unrealized appreciation (depreciation)	$11,359,302
Tax cost	$90,699,180

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(332,161)
Long-term	(97,488)
Total capital loss carryforward	$(429,649)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Global Equity Income Fund	34,981,466	10,436,629
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .68% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$22,255	$2,230
Class M	.25%	.25%	24,654	282
Class C	.75%	.25%	22,860	2,342
			$69,769	$4,854
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$12,625
Class M	942
Class C A	774
$14,341

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$18,517.21
Class M	8,771.18
Class C	5,072.22
Class I	19,752.16
Class Z	4,710.04
	$56,822

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:
% of Average Net Assets
Fidelity Advisor Global Equity Income Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Global Equity Income Fund	$165

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Global Equity Income Fund	2,288,816	2,308,727	50,239
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Fidelity Advisor Global Equity Income Fund	$71
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Global Equity Income Fund	$2	$-	$-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 29, 2024. Some expenses, for example   the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.30%	$12,903
Class M	1.55%	5,852
Class C	2.05%	3,592
Class I	1.05%	12,480
Class Z	.90%	17,141
		$51,968
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $208. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class A	$108
Class M	69
Class C	12
$189

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,825.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Advisor Global Equity Income Fund
Distributions to shareholders
Class A	$71,132	$1,161,549
Class M	28,290	727,027
Class C	1,569	438,290
Class I	108,411	304,398
Class Z	137,978	401,322
Total	$347,380	$ 3,032,586
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2023	Year ended October 31, 2022	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Advisor Global Equity Income Fund
Class A
Shares sold	257,694	422,904	$4,654,368	$7,682,449
Reinvestment of distributions	3,950	58,695	70,966	1,140,971
Shares redeemed	(199,392)	(135,332)	(3,614,287)	(2,463,385)
Net increase (decrease)	62,252	346,267	$1,111,047	$6,360,035
Class M
Shares sold	189,615	187,839	$3,422,332	$3,454,901
Reinvestment of distributions	1,573	37,279	28,272	726,929
Shares redeemed	(44,734)	(123,934)	(799,968)	(2,223,736)
Net increase (decrease)	146,454	101,184	$2,650,636	$1,958,094
Class C
Shares sold	18,515	51,783	$328,982	$965,694
Reinvestment of distributions	90	22,518	1,568	437,451
Shares redeemed	(45,558)	(92,657)	(807,066)	(1,755,261)
Net increase (decrease)	(26,953)	(18,356)	$(476,516)	$(352,116)
Class I
Shares sold	994,668	928,989	$17,850,183	$16,746,678
Reinvestment of distributions	5,829	13,473	104,789	251,798
Shares redeemed	(697,919)	(80,579)	(12,666,651)	(1,470,040)
Net increase (decrease)	302,578	861,883	$5,288,321	$15,528,436
Class Z
Shares sold	1,873,456	434,610	$34,022,147	$7,540,263
Reinvestment of distributions	7,403	19,889	135,158	385,895
Shares redeemed	(172,766)	(88,338)	(3,151,410)	(1,649,039)
Net increase (decrease)	1,708,093	366,161	$31,005,895	$6,277,119

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023
Fidelity Advisor® Global Equity Income Fund
Class A	1.30%
Actual		$ 1,000	$ 1,097.90	$ 6.76
Hypothetical- B		$ 1,000	$ 1,018.35	$ 6.51
Class M	1.54%
Actual		$ 1,000	$ 1,096.70	$ 8.01
Hypothetical- B		$ 1,000	$ 1,017.16	$ 7.70
Class C	2.05%
Actual		$ 1,000	$ 1,093.70	$ 10.64
Hypothetical- B		$ 1,000	$ 1,014.63	$ 10.24
Class I	1.05%
Actual		$ 1,000	$ 1,099.00	$ 5.46
Hypothetical- B		$ 1,000	$ 1,019.59	$ 5.26
Class Z	.89%
Actual		$ 1,000	$ 1,100.00	$ 4.63
Hypothetical- B		$ 1,000	$ 1,020.38	$ 4.46

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.938154.110
AGED-SANN-0623
Fidelity Advisor® Focused Emerging Markets Fund

Semi-Annual Report
April 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Tencent Holdings Ltd. (China, Interactive Media & Services)	8.7
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	7.8
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	7.7
China Life Insurance Co. Ltd. (H Shares) (China, Insurance)	4.7
Housing Development Finance Corp. Ltd. (India, Financial Services)	4.0
Alibaba Group Holding Ltd. (China, Broadline Retail)	3.2
Haier Smart Home Co. Ltd. (A Shares) (China, Household Durables)	3.0
Meituan Class B (China, Hotels, Restaurants & Leisure)	2.9
Korea Aerospace Industries Ltd. (Korea (South), Aerospace & Defense)	2.3
National Bank of Greece SA (Greece, Banks)	2.3
46.6

Market Sectors (% of Fund's net assets)

Financials	22.0
Information Technology	18.4
Consumer Discretionary	17.4
Industrials	11.1
Communication Services	10.3
Materials	9.3
Health Care	5.1
Consumer Staples	2.2
Energy	2.0

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 94.7%
	Shares	Value ($)
Brazil - 1.6%
Localiza Rent a Car SA	4,187,862	48,706,419
Localiza Rent a Car SA rights 5/11/23 (a)	18,738	64,466
TOTAL BRAZIL		48,770,885
Canada - 2.0%
Barrick Gold Corp.	3,230,300	61,504,912
Chile - 1.4%
Antofagasta PLC	2,413,200	44,293,885
China - 36.1%
Alibaba Group Holding Ltd. (a)	9,210,100	97,384,160
BeiGene Ltd. ADR (a)(b)	186,400	47,524,544
China Life Insurance Co. Ltd. (H Shares)	75,487,000	145,022,267
Guangzhou Automobile Group Co. Ltd. (H Shares)	53,604,000	33,455,172
Haier Smart Home Co. Ltd. (A Shares)	26,598,377	91,455,637
Hansoh Pharmaceutical Group Co. Ltd. (c)	27,872,000	50,846,977
Industrial & Commercial Bank of China Ltd. (H Shares)	115,591,000	62,188,451
JD.com, Inc. Class A	2,770,437	49,446,330
Li Ning Co. Ltd.	4,277,500	30,591,047
Meituan Class B (a)(c)	5,284,540	90,315,205
Shangri-La Asia Ltd. (a)	27,156,000	25,051,817
Shenzhen Inovance Technology Co. Ltd. (A Shares)	5,786,684	51,830,805
Sunny Optical Technology Group Co. Ltd.	3,713,400	39,240,647
Tencent Holdings Ltd.	6,010,100	266,945,300
Tsingtao Brewery Co. Ltd. (H Shares)	2,333,447	24,981,024
TOTAL CHINA		1,106,279,383
Greece - 2.3%
National Bank of Greece SA (a)	13,234,121	69,121,893
Hong Kong - 0.6%
Pacific Basin Shipping Ltd.	48,269,000	16,795,510
Hungary - 1.8%
Richter Gedeon PLC	2,235,408	53,945,339
India - 11.7%
Axis Bank Ltd.	5,210,700	55,061,716
Bharat Heavy Electricals Ltd.	36,332,600	34,997,660
Housing Development Finance Corp. Ltd.	3,601,098	122,825,549
Larsen & Toubro Ltd.	2,168,100	62,924,929
Shree Cement Ltd.	143,583	42,856,388
Solar Industries India Ltd.	867,450	40,683,558
TOTAL INDIA		359,349,800
Indonesia - 0.8%
PT United Tractors Tbk	11,912,400	23,515,986
Korea (South) - 14.1%
Hyundai Mipo Dockyard Co. Ltd. (a)	398,422	21,940,060
Hyundai Motor Co. Ltd.	390,860	57,920,758
Korea Aerospace Industries Ltd.	1,725,558	70,906,892
POSCO	158,110	44,763,598
Samsung Electronics Co. Ltd.	4,790,501	235,805,645
TOTAL KOREA (SOUTH)		431,336,953
Mexico - 2.2%
Grupo Financiero Banorte S.A.B. de CV Series O	2,864,500	24,771,126
Wal-Mart de Mexico SA de CV Series V	10,806,900	43,571,411
TOTAL MEXICO		68,342,537
Peru - 1.7%
Credicorp Ltd. (United States)	392,300	53,148,804
Russia - 0.2%
LUKOIL PJSC sponsored ADR (a)(d)	782,000	221,220
Sberbank of Russia sponsored ADR (a)(d)	3,242,100	57,709
Yandex NV Series A (a)(d)	798,300	6,067,080
TOTAL RUSSIA		6,346,009
South Africa - 4.6%
Absa Group Ltd. (b)	4,700,200	45,644,036
Impala Platinum Holdings Ltd.	5,248,200	51,095,436
MTN Group Ltd.	6,380,192	44,756,389
TOTAL SOUTH AFRICA		141,495,861
Taiwan - 12.3%
ECLAT Textile Co. Ltd.	3,700,000	58,881,450
HIWIN Technologies Corp.	4,149,159	31,848,229
Taiwan Semiconductor Manufacturing Co. Ltd.	14,655,554	239,825,671
Yageo Corp.	2,938,237	47,598,329
TOTAL TAIWAN		378,153,679
Thailand - 1.3%
Kasikornbank PCL (For. Reg.)	11,121,800	40,838,310
TOTAL COMMON STOCKS (Cost $3,016,870,675)		2,903,239,746

Nonconvertible Preferred Stocks - 3.1%
	Shares	Value ($)
Brazil - 3.1%
Itau Unibanco Holding SA	10,998,880	57,157,659
Petroleo Brasileiro SA - Petrobras sponsored ADR	3,488,978	37,052,946

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $83,498,727)		94,210,605

Money Market Funds - 4.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (e)	72,800,341	72,814,901
Fidelity Securities Lending Cash Central Fund 4.88% (e)(f)	65,169,018	65,175,535
TOTAL MONEY MARKET FUNDS (Cost $137,990,436)		137,990,436

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $3,238,359,838)	3,135,440,787
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(70,357,878)
NET ASSETS - 100.0%	3,065,082,909

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $141,162,182 or 4.6% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	6,565,053	987,972,043	921,722,195	1,827,296	-	-	72,814,901	0.2%
Fidelity Securities Lending Cash Central Fund 4.88%	-	122,033,772	56,858,237	65,280	-	-	65,175,535	0.2%
Total	6,565,053	1,110,005,815	978,580,432	1,892,576	-	-	137,990,436

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	317,768,769	44,756,389	266,945,300	6,067,080
Consumer Discretionary	534,501,576	-	534,501,576	-
Consumer Staples	68,552,435	43,571,411	24,981,024	-
Energy	60,790,152	37,052,946	23,515,986	221,220
Financials	675,837,520	249,843,518	425,936,293	57,709
Health Care	152,316,860	101,469,883	50,846,977	-
Industrials	340,014,970	48,770,885	291,244,085	-
Information Technology	562,470,292	-	562,470,292	-
Materials	285,197,777	105,798,797	179,398,980	-

Money Market Funds	137,990,436	137,990,436	-	-
Total Investments in Securities:	3,135,440,787	769,254,265	2,359,840,513	6,346,009
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $62,507,759) - See accompanying schedule:
Unaffiliated issuers (cost $3,100,369,402)	$2,997,450,351
Fidelity Central Funds (cost $137,990,436)	137,990,436

Total Investment in Securities (cost $3,238,359,838)		$3,135,440,787
Foreign currency held at value (cost $7,931)		7,912
Receivable for investments sold		1,096,975
Receivable for fund shares sold		11,893,936
Dividends receivable		14,150,252
Distributions receivable from Fidelity Central Funds		384,151
Prepaid expenses		782
Other receivables		392,930
Total assets		3,163,367,725
Liabilities
Payable for investments purchased	$20,939,915
Payable for fund shares redeemed	1,298,417
Accrued management fee	1,944,557
Distribution and service plan fees payable	63,351
Other affiliated payables	384,687
Deferred taxes	8,041,425
Other payables and accrued expenses	436,929
Collateral on securities loaned	65,175,535
Total Liabilities		98,284,816
Net Assets		$3,065,082,909
Net Assets consist of:
Paid in capital		$3,375,055,673
Total accumulated earnings (loss)		(309,972,764)
Net Assets		$3,065,082,909

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($145,470,460 ÷ 5,296,148 shares) (a)		$27.47
Maximum offering price per share (100/94.25 of $27.47)		$29.15
Class M :
Net Asset Value and redemption price per share ($33,465,154 ÷ 1,232,025 shares) (a)		$27.16
Maximum offering price per share (100/96.50 of $27.16)		$28.15
Class C :
Net Asset Value and offering price per share ($22,275,529 ÷ 872,195 shares) (a)		$25.54
Class I :
Net Asset Value , offering price and redemption price per share ($1,483,997,768 ÷ 53,752,927 shares)		$27.61
Class Z :
Net Asset Value , offering price and redemption price per share ($1,379,873,998 ÷ 50,098,563 shares)		$27.54
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$31,050,191
Non-Cash dividends		10,384,761
Income from Fidelity Central Funds (including $65,280 from security lending)		1,892,576
Income before foreign taxes withheld		$43,327,528
Less foreign taxes withheld		(3,300,120)
Total Income		40,027,408
Expenses
Management fee	$9,526,808
Transfer agent fees	1,389,988
Distribution and service plan fees	377,177
Accounting fees	510,526
Custodian fees and expenses	253,341
Independent trustees' fees and expenses	6,832
Registration fees	158,335
Audit	47,319
Legal	1,827
Miscellaneous	4,583
Total expenses before reductions	12,276,736
Expense reductions	(60,283)
Total expenses after reductions		12,216,453
Net Investment income (loss)		27,810,955
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $1,624,239)	(34,664,828)
Foreign currency transactions	(1,204,594)
Total net realized gain (loss)		(35,869,422)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $1,456,144)	378,118,211
Assets and liabilities in foreign currencies	78,472
Total change in net unrealized appreciation (depreciation)		378,196,683
Net gain (loss)		342,327,261
Net increase (decrease) in net assets resulting from operations		$370,138,216
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,810,955	$46,613,538
Net realized gain (loss)	(35,869,422)	(174,498,539)
Change in net unrealized appreciation (depreciation)	378,196,683	(692,484,030)
Net increase (decrease) in net assets resulting from operations	370,138,216	(820,369,031)
Distributions to shareholders	(23,514,660)	(103,925,954)
Share transactions - net increase (decrease)	999,870,934	576,650,941
Total increase (decrease) in net assets	1,346,494,490	(347,644,044)

Net Assets
Beginning of period	1,718,588,419	2,066,232,463
End of period	$3,065,082,909	$1,718,588,419

Financial Highlights
Fidelity Advisor® Focused Emerging Markets Fund Class A

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$22.89	$36.01	$30.73	$26.18	$24.48	$28.86
Income from Investment Operations
Net investment income (loss) A,B	.26	.59	.31	.15	.44 C	.09
Net realized and unrealized gain (loss)	4.52	(12.07)	5.64	4.48	4.26	(4.39)
Total from investment operations	4.78	(11.48)	5.95	4.63	4.70	(4.30)
Distributions from net investment income	(.20)	(.52)	(.05)	(.08)	(.06) D	(.05)
Distributions from net realized gain	-	(1.12)	(.62)	-	(2.94) D	(.03)
Total distributions	(.20)	(1.64)	(.67)	(.08)	(3.00)	(.08)
Redemption fees added to paid in capital A	-	-	-	-	-	- E
Net asset value, end of period	$27.47	$22.89	$36.01	$30.73	$26.18	$24.48
Total Return F,G,H	20.91%	(33.30)%	19.43%	17.71%	19.42%	(14.93)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.34% K	1.34%	1.32%	1.39%	1.41%	1.44%
Expenses net of fee waivers, if any	1.34% K	1.34%	1.32%	1.39%	1.41%	1.44%
Expenses net of all reductions	1.34% K	1.34%	1.32%	1.36%	1.39%	1.40%
Net investment income (loss)	1.93% K	1.99%	.83%	.54%	1.62% C	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$145,470	$117,404	$191,955	$150,749	$144,062	$120,499
Portfolio turnover rate L	34% K	63%	51%	66%	166% M	87%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.32 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .44%.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Amount represents less than $.005 per share.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the sales charges.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Focused Emerging Markets Fund Class M

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$22.60	$35.56	$30.36	$25.86	$24.25	$28.61
Income from Investment Operations
Net investment income (loss) A,B	.22	.50	.20	.07	.36 C	- D
Net realized and unrealized gain (loss)	4.47	(11.94)	5.58	4.43	4.20	(4.34)
Total from investment operations	4.69	(11.44)	5.78	4.50	4.56	(4.34)
Distributions from net investment income	(.13)	(.41)	-	-	(.02) E	-
Distributions from net realized gain	-	(1.12)	(.58)	-	(2.93) E	(.02)
Total distributions	(.13)	(1.52) F	(.58)	-	(2.95)	(.02)
Redemption fees added to paid in capital A	-	-	-	-	-	- D
Net asset value, end of period	$27.16	$22.60	$35.56	$30.36	$25.86	$24.25
Total Return G,H,I	20.74%	(33.50)%	19.10%	17.40%	19.03%	(15.17)%
Ratios to Average Net Assets B,J,K
Expenses before reductions	1.61% L	1.62%	1.61%	1.68%	1.70%	1.73%
Expenses net of fee waivers, if any	1.61% L	1.62%	1.60%	1.67%	1.70%	1.73%
Expenses net of all reductions	1.61% L	1.62%	1.60%	1.64%	1.68%	1.69%
Net investment income (loss)	1.66% L	1.71%	.55%	.25%	1.33% C	-% M
Supplemental Data
Net assets, end of period (000 omitted)	$33,465	$28,497	$48,494	$42,509	$45,310	$40,616
Portfolio turnover rate N	34% L	63%	51%	66%	166% O	87%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.32 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .15%.

D Amount represents less than $.005 per share.

E The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

F Total distributions per share do not sum due to rounding.

G Total returns for periods of less than one year are not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Total returns do not include the effect of the sales charges.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized.

M Amount represents less than .005%.

N Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

O Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Focused Emerging Markets Fund Class C

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$21.21	$33.42	$28.57	$24.46	$23.18	$27.46
Income from Investment Operations
Net investment income (loss) A,B	.15	.33	.01	(.06)	.22 C	(.13)
Net realized and unrealized gain (loss)	4.18	(11.21)	5.27	4.17	4.02	(4.15)
Total from investment operations	4.33	(10.88)	5.28	4.11	4.24	(4.28)
Distributions from net investment income	-	(.21)	-	-	(.02) D	-
Distributions from net realized gain	-	(1.12)	(.43)	-	(2.94) D	-
Total distributions	-	(1.33)	(.43)	-	(2.96)	-
Redemption fees added to paid in capital A	-	-	-	-	-	- E
Net asset value, end of period	$25.54	$21.21	$33.42	$28.57	$24.46	$23.18
Total Return F,G,H	20.41%	(33.82)%	18.52%	16.80%	18.48%	(15.59)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	2.12% K	2.12%	2.11%	2.18%	2.20%	2.22%
Expenses net of fee waivers, if any	2.11% K	2.12%	2.11%	2.17%	2.20%	2.22%
Expenses net of all reductions	2.11% K	2.12%	2.11%	2.14%	2.17%	2.19%
Net investment income (loss)	1.16% K	1.21%	.04%	(.25)%	.83% C	(.49)%
Supplemental Data
Net assets, end of period (000 omitted)	$22,276	$19,733	$37,777	$35,268	$41,615	$50,617
Portfolio turnover rate L	34% K	63%	51%	66%	166% M	87%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.30 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.34)%.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Amount represents less than $.005 per share.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the contingent deferred sales charge.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Focused Emerging Markets Fund Class I

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$23.06	$36.27	$30.94	$26.34	$24.65	$29.03
Income from Investment Operations
Net investment income (loss) A,B	.31	.66	.42	.24	.54 C	.18
Net realized and unrealized gain (loss)	4.54	(12.12)	5.67	4.51	4.26	(4.41)
Total from investment operations	4.85	(11.46)	6.09	4.75	4.80	(4.23)
Distributions from net investment income	(.30)	(.63)	(.15)	(.15)	(.17) D	(.12)
Distributions from net realized gain	-	(1.12)	(.62)	-	(2.94) D	(.03)
Total distributions	(.30)	(1.75)	(.76) E	(.15)	(3.11)	(.15)
Redemption fees added to paid in capital A	-	-	-	-	-	- F
Net asset value, end of period	$27.61	$23.06	$36.27	$30.94	$26.34	$24.65
Total Return G,H	21.08%	(33.08)%	19.77%	18.13%	19.78%	(14.64)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.02% K	1.03%	1.03%	1.06%	1.09%	1.12%
Expenses net of fee waivers, if any	1.02% K	1.03%	1.03%	1.06%	1.09%	1.12%
Expenses net of all reductions	1.02% K	1.03%	1.03%	1.03%	1.06%	1.08%
Net investment income (loss)	2.25% K	2.31%	1.13%	.86%	1.94% C	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$1,483,998	$696,741	$660,307	$312,731	$288,485	$394,904
Portfolio turnover rate L	34% K	63%	51%	66%	166% M	87%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.33 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .77%.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total distributions per share do not sum due to rounding.

F Amount represents less than $.005 per share.

G Total returns for periods of less than one year are not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Focused Emerging Markets Fund Class Z

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$23.01	$36.21	$30.89	$26.33	$24.65	$29.02
Income from Investment Operations
Net investment income (loss) A,B	.32	.71	.47	.28	.57 C	.22
Net realized and unrealized gain (loss)	4.54	(12.11)	5.66	4.50	4.26	(4.41)
Total from investment operations	4.86	(11.40)	6.13	4.78	4.83	(4.19)
Distributions from net investment income	(.33)	(.68)	(.20)	(.22)	(.21) D	(.15)
Distributions from net realized gain	-	(1.12)	(.62)	-	(2.94) D	(.03)
Total distributions	(.33)	(1.80)	(.81) E	(.22)	(3.15)	(.18)
Redemption fees added to paid in capital A	-	-	-	-	-	- F
Net asset value, end of period	$27.54	$23.01	$36.21	$30.89	$26.33	$24.65
Total Return G,H	21.15%	(33.01)%	19.94%	18.29%	19.93%	(14.52)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.90% K	.90%	.90%	.94%	.95%	.98%
Expenses net of fee waivers, if any	.89% K	.90%	.90%	.93%	.95%	.98%
Expenses net of all reductions	.89% K	.90%	.90%	.90%	.92%	.94%
Net investment income (loss)	2.37% K	2.43%	1.25%	.99%	2.09% C	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$1,379,874	$856,213	$1,127,699	$542,418	$90,032	$65,453
Portfolio turnover rate L	34% K	63%	51%	66%	166% M	87%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.32 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .91%.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total distributions per share do not sum due to rounding.

F Amount represents less than $.005 per share.

G Total returns for periods of less than one year are not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity Advisor Focused Emerging Markets Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$312,276,603
Gross unrealized depreciation	(464,818,471)
Net unrealized appreciation (depreciation)	$(152,541,868)
Tax cost	$3,287,982,655

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(137,064,559)
Long-term	(7,933,442)
Total capital loss carryforward	$(144,998,001)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Focused Emerging Markets Fund	1,349,499,300	403,056,242

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .78% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$178,904	$5,042
Class M	.25%	.25%	84,206	1,143
Class C	.75%	.25%	114,067	12,786
			$377,177	$18,971

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$38,698
Class M	1,302
Class C A	2,599
$42,599

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$167,774.23
Class M	43,095.26
Class C	29,244.26
Class I	904,217.17
Class Z	245,658.04
	$1,389,988

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Focused Emerging Markets Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Focused Emerging Markets Fund	$4,112

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Focused Emerging Markets Fund	35,668,088	-	-
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Fidelity Advisor Focused Emerging Markets Fund	$2,234
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Focused Emerging Markets Fund	$7,549	$-	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2,434. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction

Class M	$656

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $57,193.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Advisor Focused Emerging Markets Fund
Distributions to shareholders
Class A	$1,026,327	$8,660,415
Class M	156,866	2,051,478
Class C	-	1,462,486
Class I	9,611,585	31,181,994
Class Z	12,719,882	60,569,581
Total	$23,514,660	$103,925,954
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2023	Year ended October 31, 2022	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Advisor Focused Emerging Markets Fund
Class A
Shares sold	756,588	732,604	$21,017,263	$21,550,619
Reinvestment of distributions	37,305	253,984	1,002,465	8,427,188
Shares redeemed	(626,673)	(1,188,006)	(17,018,859)	(34,900,722)
Net increase (decrease)	167,220	(201,418)	$5,000,869	$(4,922,915)
Class M
Shares sold	51,027	100,139	$1,391,731	$3,004,711
Reinvestment of distributions	5,728	60,785	152,271	1,996,161
Shares redeemed	(85,439)	(263,943)	(2,343,138)	(7,829,465)
Net increase (decrease)	(28,684)	(103,019)	$(799,136)	$(2,828,593)
Class C
Shares sold	88,394	137,110	$2,310,134	$3,891,163
Reinvestment of distributions	-	46,491	-	1,438,907
Shares redeemed	(146,716)	(383,630)	(3,683,608)	(10,688,130)
Net increase (decrease)	(58,322)	(200,029)	$(1,373,474)	$(5,358,060)
Class I
Shares sold	31,252,720	27,816,024	$855,639,817	$802,198,610
Reinvestment of distributions	286,193	853,376	7,724,700	28,434,488
Shares redeemed	(8,004,793)	(16,656,406)	(219,006,112)	(483,134,283)
Net increase (decrease)	23,534,120	12,012,994	$644,358,405	$347,498,815
Class Z
Shares sold	25,045,172	98,299,666	$678,194,081	$2,794,348,582
Reinvestment of distributions	177,977	617,102	4,789,905	20,493,941
Shares redeemed	(12,335,880)	(92,852,372)	(330,299,716)	(2,572,580,829)
Net increase (decrease)	12,887,269	6,064,396	$352,684,270	$242,261,694

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023
Fidelity Advisor® Focused Emerging Markets Fund
Class A	1.34%
Actual		$ 1,000	$ 1,209.10	$ 7.34
Hypothetical- B		$ 1,000	$ 1,018.15	$ 6.71
Class M	1.61%
Actual		$ 1,000	$ 1,207.40	$ 8.81
Hypothetical- B		$ 1,000	$ 1,016.81	$ 8.05
Class C	2.11%
Actual		$ 1,000	$ 1,204.10	$ 11.53
Hypothetical- B		$ 1,000	$ 1,014.33	$ 10.54
Class I	1.02%
Actual		$ 1,000	$ 1,210.80	$ 5.59
Hypothetical- B		$ 1,000	$ 1,019.74	$ 5.11
Class Z	.89%
Actual		$ 1,000	$ 1,211.50	$ 4.88
Hypothetical- B		$ 1,000	$ 1,020.38	$ 4.46

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.800638.119
FAEM-SANN-0623
Fidelity Advisor® Overseas Fund

Semi-Annual Report
April 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	3.4
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.6
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	2.5
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.4
Diageo PLC (United Kingdom, Beverages)	2.1
Nestle SA (Reg. S) (United States of America, Food Products)	2.0
Compagnie Financiere Richemont SA Series A (Switzerland, Textiles, Apparel & Luxury Goods)	2.0
AIA Group Ltd. (Hong Kong, Insurance)	2.0
TotalEnergies SE (France, Oil, Gas & Consumable Fuels)	1.9
Compass Group PLC (United Kingdom, Hotels, Restaurants & Leisure)	1.8
22.7

Market Sectors (% of Fund's net assets)

Industrials	22.0
Financials	21.1
Health Care	15.1
Information Technology	12.1
Consumer Discretionary	11.8
Consumer Staples	7.8
Materials	5.8
Energy	1.9
Real Estate	1.0
Communication Services	0.6

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($) (000s)
Australia - 0.8%
Flutter Entertainment PLC (a)	14,624	2,925
Bailiwick of Jersey - 0.3%
JTC PLC (b)	109,800	1,094
Belgium - 1.1%
Azelis Group NV	40,300	955
KBC Group NV	48,575	3,467
TOTAL BELGIUM		4,422
Canada - 1.5%
Constellation Software, Inc.	2,980	5,833
Lumine Group, Inc.	8,341	112
TOTAL CANADA		5,945
China - 0.0%
Chervon Holdings Ltd.	32,500	165
Denmark - 4.7%
Carlsberg A/S Series B	15,100	2,495
DSV A/S	35,804	6,725
Novo Nordisk A/S Series B	56,500	9,399
TOTAL DENMARK		18,619
Finland - 1.0%
Nordea Bank ABP	337,926	3,751
France - 17.8%
Air Liquide SA	32,110	5,776
ALTEN	24,475	4,153
Antin Infrastructure Partners SA	9,500	160
BNP Paribas SA	32,800	2,119
Capgemini SA	29,819	5,418
Edenred SA	96,154	6,243
EssilorLuxottica SA	29,725	5,876
L'Oreal SA	12,200	5,818
LVMH Moet Hennessy Louis Vuitton SE	13,660	13,137
Pernod Ricard SA	26,743	6,171
Safran SA	38,900	6,050
Teleperformance	6,488	1,293
TotalEnergies SE	117,300	7,495
TOTAL FRANCE		69,709
Germany - 7.5%
Allianz SE	21,223	5,329
Deutsche Borse AG	26,603	5,073
Hannover Reuck SE	23,029	4,913
Infineon Technologies AG	120,500	4,388
Merck KGaA	29,700	5,320
Siemens Healthineers AG (b)	73,200	4,551
TOTAL GERMANY		29,574
Hong Kong - 2.0%
AIA Group Ltd.	703,100	7,655
India - 1.6%
HCL Technologies Ltd.	103,100	1,349
HDFC Bank Ltd.	246,684	5,106
TOTAL INDIA		6,455
Ireland - 1.0%
Kingspan Group PLC (Ireland)	57,600	3,980
Italy - 2.5%
FinecoBank SpA	219,563	3,322
GVS SpA (a)(b)	28,462	194
Recordati SpA	84,220	3,873
UniCredit SpA	120,000	2,378
TOTAL ITALY		9,767
Japan - 11.7%
Bandai Namco Holdings, Inc.	49,500	1,124
BayCurrent Consulting, Inc.	29,700	1,032
Capcom Co. Ltd.	58,700	2,206
FUJIFILM Holdings Corp.	52,800	2,752
Hoya Corp.	39,831	4,176
Iriso Electronics Co. Ltd.	23,784	814
Misumi Group, Inc.	97,900	2,470
NOF Corp.	44,671	2,041
Olympus Corp.	107,276	1,878
Persol Holdings Co. Ltd.	131,460	2,711
Relo Group, Inc.	86,446	1,344
Shin-Etsu Chemical Co. Ltd.	108,100	3,085
SMC Corp.	7,586	3,783
Sony Group Corp.	70,424	6,372
Suzuki Motor Corp.	69,971	2,440
TIS, Inc.	66,427	1,824
Tokio Marine Holdings, Inc.	180,400	3,627
Tokyo Electron Ltd.	20,981	2,402
TOTAL JAPAN		46,081
Kenya - 0.1%
Safaricom Ltd.	1,678,300	204
Luxembourg - 0.8%
Eurofins Scientific SA	42,100	2,935
Netherlands - 7.2%
ASM International NV (Netherlands)	11,000	3,976
ASML Holding NV (Netherlands)	15,906	10,052
Euronext NV (b)	30,475	2,421
IMCD NV	28,850	4,330
Topicus.Com, Inc. (a)	6,230	415
Wolters Kluwer NV	52,141	6,903
TOTAL NETHERLANDS		28,097
Spain - 1.3%
Amadeus IT Holding SA Class A (a)	74,496	5,236
Sweden - 3.9%
Addlife AB	124,837	1,475
AddTech AB (B Shares)	165,787	3,314
Atlas Copco AB (A Shares)	348,492	5,033
Indutrade AB	199,025	4,768
Kry International AB (a)(c)(d)	156	12
Nordnet AB	54,500	855
TOTAL SWEDEN		15,457
Switzerland - 5.9%
Compagnie Financiere Richemont SA Series A	47,170	7,797
Julius Baer Group Ltd.	63,847	4,551
Partners Group Holding AG	3,310	3,197
Sika AG	20,858	5,761
Sonova Holding AG	5,721	1,804
TOTAL SWITZERLAND		23,110
Taiwan - 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	127,300	2,083
United Kingdom - 14.6%
Ashtead Group PLC	48,500	2,790
AstraZeneca PLC (United Kingdom)	67,300	9,904
BAE Systems PLC	300,500	3,828
Beazley PLC	228,071	1,707
Compass Group PLC	265,054	6,992
Dechra Pharmaceuticals PLC	36,384	1,706
Diageo PLC	176,276	8,041
Diploma PLC	83,267	2,811
Hiscox Ltd.	161,973	2,406
London Stock Exchange Group PLC	37,200	3,906
RELX PLC (London Stock Exchange)	199,284	6,627
Rentokil Initial PLC	616,433	4,908
Volution Group PLC	320,051	1,743
TOTAL UNITED KINGDOM		57,369
United States of America - 11.4%
CBRE Group, Inc. (a)	38,200	2,928
CDW Corp.	10,643	1,805
Equifax, Inc.	8,000	1,667
Experian PLC	121,300	4,295
Ferguson PLC	30,075	4,231
ICON PLC (a)	15,400	2,967
Linde PLC	15,734	5,813
Marsh & McLennan Companies, Inc.	32,130	5,790
Nestle SA (Reg. S)	60,945	7,819
S&P Global, Inc.	12,231	4,435
Thermo Fisher Scientific, Inc.	5,300	2,941
TOTAL UNITED STATES OF AMERICA		44,691
TOTAL COMMON STOCKS (Cost $290,991)		389,324

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($) (000s)
Sweden - 0.0%
Kry International AB Series E (a)(c)(d) (Cost $412)	901	70

Money Market Funds - 4.8%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.88% (e) (Cost $18,847)	18,843,118	18,847

TOTAL INVESTMENT IN SECURITIES - 104.0% (Cost $310,250)	408,241
NET OTHER ASSETS (LIABILITIES) - (4.0)%	(15,689)
NET ASSETS - 100.0%	392,552

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,260,000 or 2.1% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $82,000 or 0.0% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Kry International AB	5/14/21	68

Kry International AB Series E	5/14/21	412

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	5,991	47,988	35,132	61	-	-	18,847	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	-	20,059	20,059	10	-	-	-	0.0%
Total	5,991	68,047	55,191	71	-	-	18,847

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	2,410	204	2,206	-
Consumer Discretionary	46,188	2,925	43,263	-
Consumer Staples	30,344	14,484	15,860	-
Energy	7,495	-	7,495	-
Financials	83,505	48,312	35,193	-
Health Care	58,805	33,448	25,357	-
Industrials	86,441	57,364	29,077	-
Information Technology	47,458	31,764	15,612	82
Materials	22,476	5,813	16,663	-
Real Estate	4,272	2,928	1,344	-

Money Market Funds	18,847	18,847	-	-
Total Investments in Securities:	408,241	216,089	192,070	82

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $291,403)	$389,394
Fidelity Central Funds (cost $18,847)	18,847

Total Investment in Securities (cost $310,250)		$408,241
Foreign currency held at value (cost $378)		370
Receivable for investments sold		795
Receivable for fund shares sold		75
Dividends receivable		789
Reclaims receivable		1,763
Distributions receivable from Fidelity Central Funds		19
Other receivables		65
Total assets		412,117
Liabilities
Payable for investments purchased	$19,032
Payable for fund shares redeemed	54
Accrued management fee	159
Distribution and service plan fees payable	86
Other affiliated payables	60
Other payables and accrued expenses	174
Total Liabilities		19,565
Net Assets		$392,552
Net Assets consist of:
Paid in capital		$330,616
Total accumulated earnings (loss)		61,936
Net Assets		$392,552

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($45,696 ÷ 1,589 shares) (a)		$28.76
Maximum offering price per share (100/94.25 of $28.76)		$30.51
Class M :
Net Asset Value and redemption price per share ($180,639 ÷ 6,125 shares) (a)		$29.49
Maximum offering price per share (100/96.50 of $29.49)		$30.56
Class C :
Net Asset Value and offering price per share ($3,029 ÷ 111 shares) (a)(b)		$27.34
Class I :
Net Asset Value , offering price and redemption price per share ($71,988 ÷ 2,429 shares)		$29.64
Class Z :
Net Asset Value , offering price and redemption price per share ($91,200 ÷ 3,082 shares)		$29.59
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares

Statement of Operations
Amounts in thousands		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$3,537
Income from Fidelity Central Funds (including $10 from security lending)		71
Income before foreign taxes withheld		$3,608
Less foreign taxes withheld		(465)
Total Income		3,143
Expenses
Management fee
Basic fee	$1,161
Performance adjustment	(79)
Transfer agent fees	262
Distribution and service plan fees	489
Accounting fees	89
Custodian fees and expenses	25
Independent trustees' fees and expenses	1
Registration fees	52
Audit	91
Legal	1
Miscellaneous	1
Total expenses before reductions	2,093
Expense reductions	(9)
Total expenses after reductions		2,084
Net Investment income (loss)		1,059
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $6)	4,726
Foreign currency transactions	22
Total net realized gain (loss)		4,748
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $66)	68,960
Assets and liabilities in foreign currencies	148
Total change in net unrealized appreciation (depreciation)		69,108
Net gain (loss)		73,856
Net increase (decrease) in net assets resulting from operations		$74,915
Statement of Changes in Net Assets

Amount in thousands	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,059	$2,567
Net realized gain (loss)	4,748	(41,139)
Change in net unrealized appreciation (depreciation)	69,108	(131,616)
Net increase (decrease) in net assets resulting from operations	74,915	(170,188)
Distributions to shareholders	(1,443)	(10,213)
Share transactions - net increase (decrease)	4,540	3,366
Total increase (decrease) in net assets	78,012	(177,035)

Net Assets
Beginning of period	314,540	491,575
End of period	$392,552	$314,540

Financial Highlights
Fidelity Advisor® Overseas Fund Class A

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$23.29	$34.07	$24.73	$24.27	$22.48	$25.20
Income from Investment Operations
Net investment income (loss) A,B	.07	.14	(.04)	(.02)	.35	.28
Net realized and unrealized gain (loss)	5.50	(10.20)	9.38	.83	2.38	(2.10)
Total from investment operations	5.57	(10.06)	9.34	.81	2.73	(1.82)
Distributions from net investment income	(.10)	-	-	(.35)	(.21)	(.22)
Distributions from net realized gain	-	(.72)	-	-	(.73)	(.69)
Total distributions	(.10)	(.72)	-	(.35)	(.94)	(.90) C
Net asset value, end of period	$28.76	$23.29	$34.07	$24.73	$24.27	$22.48
Total Return D,E,F	23.94%	(30.12)%	37.77%	3.33%	12.86%	(7.48)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.22% I	1.36%	1.43%	1.49%	1.21%	1.21%
Expenses net of fee waivers, if any	1.22% I	1.36%	1.43%	1.49%	1.21%	1.21%
Expenses net of all reductions	1.22% I	1.36%	1.43%	1.48%	1.19%	1.20%
Net investment income (loss)	.54% I	.51%	(.12)%	(.08)%	1.53%	1.13%
Supplemental Data
Net assets, end of period (in millions)	$46	$35	$56	$46	$49	$44
Portfolio turnover rate J	39% I	46%	33% K	46%	45% K	39%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Overseas Fund Class M

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$23.85	$34.94	$25.41	$24.94	$23.06	$25.84
Income from Investment Operations
Net investment income (loss) A,B	.05	.09	(.11)	(.07)	.31	.23
Net realized and unrealized gain (loss)	5.62	(10.46)	9.64	.84	2.45	(2.15)
Total from investment operations	5.67	(10.37)	9.53	.77	2.76	(1.92)
Distributions from net investment income	(.03)	-	-	(.30)	(.15)	(.17)
Distributions from net realized gain	-	(.72)	-	-	(.73)	(.69)
Total distributions	(.03)	(.72)	-	(.30)	(.88)	(.86)
Net asset value, end of period	$29.49	$23.85	$34.94	$25.41	$24.94	$23.06
Total Return C,D,E	23.79%	(30.26)%	37.50%	3.09%	12.65%	(7.71)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.43% H	1.57%	1.65%	1.71%	1.42%	1.44%
Expenses net of fee waivers, if any	1.42% H	1.57%	1.65%	1.70%	1.42%	1.43%
Expenses net of all reductions	1.42% H	1.57%	1.65%	1.70%	1.40%	1.43%
Net investment income (loss)	.34% H	.30%	(.34)%	(.29)%	1.32%	.90%
Supplemental Data
Net assets, end of period (in millions)	$181	$150	$238	$194	$221	$218
Portfolio turnover rate I	39% H	46%	33% J	46%	45% J	39%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Overseas Fund Class C

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$22.15	$32.69	$23.92	$23.46	$21.72	$24.41
Income from Investment Operations
Net investment income (loss) A,B	(.03)	(.08)	(.28)	(.21)	.15	.07
Net realized and unrealized gain (loss)	5.22	(9.74)	9.05	.80	2.32	(2.02)
Total from investment operations	5.19	(9.82)	8.77	.59	2.47	(1.95)
Distributions from net investment income	-	-	-	(.13)	-	(.06)
Distributions from net realized gain	-	(.72)	-	-	(.73)	(.69)
Total distributions	-	(.72)	-	(.13)	(.73)	(.74) C
Net asset value, end of period	$27.34	$22.15	$32.69	$23.92	$23.46	$21.72
Total Return D,E,F	23.43%	(30.66)%	36.66%	2.50%	11.94%	(8.23)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	2.01% I	2.16%	2.25%	2.31%	2.03%	2.03%
Expenses net of fee waivers, if any	2.01% I	2.16%	2.25%	2.31%	2.03%	2.03%
Expenses net of all reductions	2.01% I	2.16%	2.25%	2.30%	2.02%	2.02%
Net investment income (loss)	(.25)% I	(.29)%	(.94)%	(.89)%	.70%	.31%
Supplemental Data
Net assets, end of period (in millions)	$3	$3	$5	$5	$6	$13
Portfolio turnover rate J	39% I	46%	33% K	46%	45% K	39%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Overseas Fund Class I

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$24.03	$35.03	$25.35	$24.79	$22.99	$25.74
Income from Investment Operations
Net investment income (loss) A,B	.12	.23	.06	.07	.42	.36
Net realized and unrealized gain (loss)	5.65	(10.51)	9.62	.84	2.43	(2.15)
Total from investment operations	5.77	(10.28)	9.68	.91	2.85	(1.79)
Distributions from net investment income	(.16)	-	-	(.35)	(.32)	(.28)
Distributions from net realized gain	-	(.72)	-	-	(.73)	(.69)
Total distributions	(.16)	(.72)	-	(.35)	(1.05)	(.96) C
Net asset value, end of period	$29.64	$24.03	$35.03	$25.35	$24.79	$22.99
Total Return D,E	24.09%	(29.91)%	38.19%	3.68%	13.21%	(7.23)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.93% H	1.08%	1.12%	1.15%	.91%	.92%
Expenses net of fee waivers, if any	.92% H	1.08%	1.12%	1.15%	.91%	.92%
Expenses net of all reductions	.92% H	1.08%	1.12%	1.14%	.90%	.91%
Net investment income (loss)	.84% H	.79%	.19%	.27%	1.82%	1.42%
Supplemental Data
Net assets, end of period (in millions)	$72	$48	$85	$121	$117	$305
Portfolio turnover rate I	39% H	46%	33% J	46%	45% J	39%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Overseas Fund Class Z

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$24.03	$34.97	$25.28	$24.79	$23.00	$25.76
Income from Investment Operations
Net investment income (loss) A,B	.13	.27	.09	.09	.45	.38
Net realized and unrealized gain (loss)	5.65	(10.49)	9.60	.84	2.43	(2.14)
Total from investment operations	5.78	(10.22)	9.69	.93	2.88	(1.76)
Distributions from net investment income	(.22)	-	-	(.44)	(.36)	(.31)
Distributions from net realized gain	-	(.72)	-	-	(.73)	(.69)
Total distributions	(.22)	(.72)	-	(.44)	(1.09)	(1.00)
Net asset value, end of period	$29.59	$24.03	$34.97	$25.28	$24.79	$23.00
Total Return C,D	24.14%	(29.79)%	38.33%	3.77%	13.38%	(7.13)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.79% G	.94%	1.02%	1.07%	.77%	.79%
Expenses net of fee waivers, if any	.79% G	.93%	1.02%	1.06%	.77%	.79%
Expenses net of all reductions	.79% G	.93%	1.02%	1.05%	.76%	.78%
Net investment income (loss)	.97% G	.94%	.29%	.35%	1.96%	1.55%
Supplemental Data
Net assets, end of period (in millions)	$91	$80	$108	$47	$38	$47
Portfolio turnover rate H	39% G	46%	33% I	46%	45% I	39%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Overseas Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, certain foreign taxes, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$105,857
Gross unrealized depreciation	(9,922)
Net unrealized appreciation (depreciation)	$95,935
Tax cost	$312,306

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(37,088)
Long-term	(1,986)
Total capital loss carryforward	$(39,074)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Overseas Fund	77,743	68,592
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .61% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$50	$1
Class M	.25%	.25%	424	7
Class C	.75%	.25%	15	1
			$489	$9

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2
Class M	1
Class C A	- B
$3

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.
B In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$44.22
Class M	148.17
Class C	4.26
Class I	47.17
Class Z	19.04
	$262

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Overseas Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Overseas Fund	$- A

A Amount is less than five-hundred dollars.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Overseas Fund	6,200	8,250	364
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Overseas Fund	$343
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Overseas Fund	$1	$-	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by less than five-hundred dollars. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense Limitations
Class M	$- A

A Amount is less than five-hundred dollars.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Advisor Overseas Fund
Distributions to shareholders
Class A	$143	$1,176
Class M	199	4,856
Class C	-	105
Class I	328	1,736
Class Z	773	2,340
Total	$1,443	$10,213
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2023	Year ended October 31, 2022	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Advisor Overseas Fund
Class A
Shares sold	179	96	$4,954	$2,742
Reinvestment of distributions	5	34	135	1,106
Shares redeemed	(98)	(269)	(2,605)	(7,683)
Net increase (decrease)	86	(139)	$2,484	$(3,835)
Class M
Shares sold	401	720	$11,061	$20,697
Reinvestment of distributions	7	145	197	4,791
Shares redeemed	(556)	(1,412)	(15,243)	(40,564)
Net increase (decrease)	(148)	(547)	$(3,985)	$(15,076)
Class C
Shares sold	5	14	$133	$353
Reinvestment of distributions	-	3	-	99
Shares redeemed	(15)	(45)	(377)	(1,241)
Net increase (decrease)	(10)	(28)	$(244)	$(789)
Class I
Shares sold	641	1,779	$18,554	$55,143
Reinvestment of distributions	11	47	290	1,556
Shares redeemed	(206)	(2,261)	(5,711)	(60,496)
Net increase (decrease)	446	(435)	$13,133	$(3,797)
Class Z
Shares sold	402	3,671	$10,856	$115,070
Reinvestment of distributions	6	30	165	982
Shares redeemed	(637)	(3,471)	(17,869)	(89,189)
Net increase (decrease)	(229)	230	$(6,848)	$26,863
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity Overseas Fund	29%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Overseas Fund	49%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023
Fidelity Advisor® Overseas Fund
Class A	1.22%
Actual		$ 1,000	$ 1,239.40	$ 6.77
Hypothetical- B		$ 1,000	$ 1,018.74	$ 6.11
Class M	1.42%
Actual		$ 1,000	$ 1,237.90	$ 7.88
Hypothetical- B		$ 1,000	$ 1,017.75	$ 7.10
Class C	2.01%
Actual		$ 1,000	$ 1,234.30	$ 11.14
Hypothetical- B		$ 1,000	$ 1,014.83	$ 10.04
Class I	.92%
Actual		$ 1,000	$ 1,240.90	$ 5.11
Hypothetical- B		$ 1,000	$ 1,020.23	$ 4.61
Class Z	.79%
Actual		$ 1,000	$ 1,241.40	$ 4.39
Hypothetical- B		$ 1,000	$ 1,020.88	$ 3.96

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.703565.125
OS-SANN-0623
Fidelity Advisor® Emerging Asia Fund

Semi-Annual Report
April 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.3
Alibaba Group Holding Ltd.	7.3
Samsung Electronics Co. Ltd.	6.1
Zomato Ltd.	2.9
Reliance Industries Ltd.	2.9
PDD Holdings, Inc. ADR	2.8
Sea Ltd. ADR	2.0
Meituan Class B	1.8
Micron Technology, Inc.	1.8
Money Forward, Inc.	1.8
39.7

Market Sectors (% of Fund's net assets)

Information Technology	30.6
Consumer Discretionary	26.1
Financials	12.0
Health Care	8.7
Communication Services	7.0
Industrials	6.4
Energy	2.9
Real Estate	1.8
Consumer Staples	1.7
Materials	1.6

Asset Allocation (% of Fund's net assets)

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 96.9%
	Shares	Value ($)
China - 39.2%
Agora, Inc. ADR (a)	226,027	757,190
Akeso, Inc. (a)(b)	316,379	1,737,614
Alibaba Group Holding Ltd. (a)	1,472,049	15,564,897
Alibaba Group Holding Ltd. sponsored ADR (a)	219,590	18,597,077
Anhui Korrun Co. Ltd. (A Shares)	586,006	1,395,560
Antengene Corp. (a)(b)	1,628,459	562,430
Baidu, Inc.:
Class A (a)	51,735	778,711
sponsored ADR (a)	14,243	1,717,848
Bairong, Inc. (a)(b)	941,113	1,302,158
BC Technology Group Ltd. (a)	1,597,080	574,604
Beijing Sinohytec Co. Ltd. (A Shares)	211,420	2,464,811
Bilibili, Inc. ADR (a)(c)	244,815	4,984,433
BYD Co. Ltd.:
(A Shares)	48,947	1,817,987
(H Shares)	169,411	5,137,601
DPC Dash Ltd.	159,000	1,028,030
Empyrean Technology Co. Ltd. (A Shares)	115,900	1,952,890
Estun Automation Co. Ltd.:
(A Shares)	1,567,800	5,179,908
(A Shares)	467,600	1,544,920
Glodon Co. Ltd. (A Shares)	427,415	3,591,773
GRG Metrology & Test Co. Ltd. (A Shares)	491,169	1,611,117
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	272,156	3,226,898
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	226,408	2,986,472
Hundsun Technologies, Inc. (A Shares)	564,470	4,046,114
Innovent Biologics, Inc. (a)(b)	341,781	1,643,308
Jiangxi Copper Co. Ltd. (A Shares)	1,055,500	3,128,364
Joinn Laboratories China Co. Ltd. (A Shares)	299,469	2,149,959
Kangji Medical Holdings Ltd. (c)	731,544	921,810
KE Holdings, Inc. ADR (a)	378,064	5,931,824
Kindstar Globalgene Technology, Inc. (a)(b)	3,296,595	745,153
Li Auto, Inc.:
ADR (a)	225,917	5,309,050
Class A (a)	159,880	1,893,596
Meituan Class B (a)(b)	504,072	8,614,821
Microport Cardioflow Medtech Corp. (a)(b)	6,032,239	1,782,997
MicroTech Medical (Hangzhou) Co. Ltd. (H Shares) (a)(b)	655,155	575,880
Ming Yuan Cloud Group Holdings Ltd.	4,047,980	2,104,800
New Horizon Health Ltd. (a)(b)	948,315	3,403,067
NXP Semiconductors NV	18,858	3,087,809
PDD Holdings, Inc. ADR (a)	191,285	13,036,073
RLX Technology, Inc. ADR (a)	360,449	886,705
Shenzhen Inovance Technology Co. Ltd. (A Shares)	541,726	4,852,191
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	95,939	4,337,375
Smoore International Holdings Ltd. (b)(c)	1,046,989	1,223,946
Sunac China Holdings Ltd. (a)(c)	2,393,047	502,971
Sungrow Power Supply Co. Ltd. (A Shares)	350,000	5,730,103
Tencent Holdings Ltd.	101,832	4,522,982
Trip.com Group Ltd. (a)	121,155	4,307,658
Trip.com Group Ltd. ADR (a)	93,534	3,321,392
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)	1,204,677	1,686,527
Weihai Guangwei Composites Co. Ltd. (A Shares)	327,528	2,472,224
WuXi AppTec Co. Ltd. (H Shares) (b)	416,375	3,661,989
Wuxi Biologics (Cayman), Inc. (a)(b)	652,308	3,889,608
Yonyou Network Technology Co. Ltd. (A Shares)	797,000	2,497,866
Zai Lab Ltd. (a)	238,400	834,662
Zai Lab Ltd. ADR (a)	46,074	1,611,669
TOTAL CHINA		183,229,422
Hong Kong - 2.5%
AIA Group Ltd.	701,499	7,637,273
Hong Kong Exchanges and Clearing Ltd.	69,678	2,892,815
Huanxi Media Group Ltd. (a)	9,447,142	1,193,407
TOTAL HONG KONG		11,723,495
India - 18.3%
Amber Enterprises India Ltd. (a)	37,865	867,935
Asian Paints Ltd.	53,280	1,898,150
Aster DM Healthcare Ltd. (a)(b)	329,548	998,121
Bajaj Finance Ltd.	20,425	1,577,108
Campus Activewear Ltd.	796,466	3,481,897
Computer Age Management Services Private Ltd.	160,765	4,068,109
Delhivery Private Ltd.	224,337	1,030,490
Devyani International Ltd. (a)	829,334	1,644,897
Dixon Technologies India Ltd.	66,042	2,365,735
HDFC Asset Management Co. Ltd. (b)	174,345	3,772,577
HDFC Bank Ltd.	244,224	5,054,710
HDFC Standard Life Insurance Co. Ltd. (b)	210,900	1,370,611
Hindustan Aeronautics Ltd.	83,118	2,979,698
Housing Development Finance Corp. Ltd.	143,022	4,878,167
Indian Energy Exchange Ltd. (a)(b)	540,308	1,038,997
Kotak Mahindra Bank Ltd.	101,857	2,426,761
MakeMyTrip Ltd. (a)(c)	162,456	3,807,969
One97 Communications Ltd. (a)	692,266	5,556,846
Page Industries Ltd.	2,604	1,287,780
Reliance Industries Ltd.	448,132	13,322,289
Sapphire Foods India Ltd. (a)	114,684	1,685,525
Tata Consultancy Services Ltd.	83,658	3,311,050
Tata Motors Ltd. (a)	556,430	3,323,415
Vijaya Diagnostic Centre Pvt Ltd.	98,494	455,835
Zomato Ltd. (a)	16,891,644	13,521,693
TOTAL INDIA		85,726,365
Indonesia - 0.9%
PT Bank Central Asia Tbk	6,731,934	4,166,068
Japan - 3.5%
Money Forward, Inc. (a)	196,620	8,188,111
Renesas Electronics Corp. (a)	375,533	4,894,115
Z Holdings Corp.	1,155,645	3,165,591
TOTAL JAPAN		16,247,817
Korea (South) - 9.7%
Coupang, Inc. Class A (a)	275,294	4,613,927
Delivery Hero AG (a)(b)	146,841	5,845,982
Gabia, Inc.	64,100	560,759
Kakao Pay Corp. (a)(c)	92,785	3,814,449
LG Energy Solution (a)	1,691	737,290
Samsung Electronics Co. Ltd.	578,994	28,500,162
SK Hynix, Inc.	22,768	1,532,517
TOTAL KOREA (SOUTH)		45,605,086
Netherlands - 1.1%
ASML Holding NV (Netherlands)	3,771	2,383,044
Shop Apotheke Europe NV (a)(b)	25,627	2,555,010
TOTAL NETHERLANDS		4,938,054
Russia - 0.1%
Yandex NV Series A (a)(d)	79,813	606,579
Singapore - 4.3%
DBS Group Holdings Ltd.	140,488	3,471,453
Oversea-Chinese Banking Corp. Ltd.	577,761	5,466,134
Sea Ltd. ADR (a)	121,916	9,286,342
United Overseas Bank Ltd.	97,648	2,073,844
TOTAL SINGAPORE		20,297,773
Switzerland - 0.7%
Yunnan Botanee Bio-Technology Group Co. Ltd. ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 3/10/25 (a)(b)	87,100	1,445,524
ZWSOFT Co. Ltd. (Guangzhou) ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 10/12/23 (a)(b)	69,720	1,982,657
TOTAL SWITZERLAND		3,428,181
Taiwan - 11.1%
GlobalWafers Co. Ltd.	123,000	1,931,746
MediaTek, Inc.	77,000	1,673,106
Taiwan Semiconductor Manufacturing Co. Ltd.	2,611,393	42,733,226
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	63,688	5,368,898
TOTAL TAIWAN		51,706,976
United States of America - 5.2%
Frontage Holdings Corp. (a)(b)	8,628,394	2,684,631
GlobalFoundries, Inc. (a)	37,544	2,207,587
Micron Technology, Inc.	127,548	8,208,989
NVIDIA Corp.	13,836	3,839,352
onsemi (a)	47,851	3,443,358
Snap, Inc. Class A (a)	381,093	3,319,320
Space Exploration Technologies Corp. Class A (a)(d)(e)	6,000	462,000
TOTAL UNITED STATES OF AMERICA		24,165,237
Vietnam - 0.3%
Vietnam Dairy Products Corp.	491,921	1,470,551
TOTAL COMMON STOCKS (Cost $465,064,729)		453,311,604

Preferred Stocks - 1.9%
	Shares	Value ($)
Convertible Preferred Stocks - 0.6%
China - 0.6%
ByteDance Ltd. Series E1 (a)(d)(e)	11,980	2,384,020
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	65,318	579,371
		2,963,391
Nonconvertible Preferred Stocks - 1.3%
China - 0.4%
ZKH Group Ltd. Series F (d)	4,697,991	1,738,257
Korea (South) - 0.9%
Samsung Electronics Co. Ltd.	98,678	4,126,857
TOTAL NONCONVERTIBLE PREFERRED STOCKS		5,865,114
TOTAL PREFERRED STOCKS (Cost $8,271,621)		8,828,505

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (f)	2,718,075	2,718,619
Fidelity Securities Lending Cash Central Fund 4.88% (f)(g)	5,624,777	5,625,339
TOTAL MONEY MARKET FUNDS (Cost $8,343,958)		8,343,958

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $481,680,308)	470,484,067
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(2,930,414)
NET ASSETS - 100.0%	467,553,653

Security Type Abbreviations
ELS	-	EQUITY-LINKED SECURITY

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $52,523,608 or 11.2% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,425,391 or 0.7% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	1,312,699

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	927,721

Space Exploration Technologies Corp. Class A	2/16/21	251,994

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	3,541,744	78,528,303	79,351,428	129,495	-	-	2,718,619	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	15,212,785	69,375,902	78,963,348	173,064	-	-	5,625,339	0.0%
Total	18,754,529	147,904,205	158,314,776	302,559	-	-	8,343,958

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	31,959,233	19,307,943	9,660,691	2,990,599
Consumer Discretionary	122,470,497	54,531,470	67,939,027	-
Consumer Staples	7,581,736	3,441,715	4,140,021	-
Energy	13,322,289	-	13,322,289	-
Financials	57,074,575	-	57,074,575	-
Health Care	40,475,376	1,611,669	38,284,336	579,371
Industrials	30,660,637	-	30,198,637	462,000
Information Technology	142,923,976	29,296,227	113,627,749	-
Materials	7,498,738	-	7,498,738	-
Real Estate	8,173,052	5,931,824	502,971	1,738,257

Money Market Funds	8,343,958	8,343,958	-	-
Total Investments in Securities:	470,484,067	122,464,806	342,249,034	5,770,227

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$6,429,062
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(49,114)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(609,721)
Ending Balance	$5,770,227
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2023	$(49,114)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,310,923) - See accompanying schedule:
Unaffiliated issuers (cost $473,336,350)	$462,140,109
Fidelity Central Funds (cost $8,343,958)	8,343,958

Total Investment in Securities (cost $481,680,308)		$470,484,067
Foreign currency held at value (cost $2,390,082)		2,391,459
Receivable for investments sold		2,881,110
Receivable for fund shares sold		369,557
Dividends receivable		311,007
Distributions receivable from Fidelity Central Funds		21,632
Prepaid expenses		199
Other receivables		175,838
Total assets		476,634,869
Liabilities
Payable for investments purchased	$1,752,628
Payable for fund shares redeemed	240,616
Accrued management fee	269,107
Distribution and service plan fees payable	50,570
Other affiliated payables	85,609
Deferred taxes	977,284
Other payables and accrued expenses	84,602
Collateral on securities loaned	5,620,800
Total Liabilities		9,081,216
Net Assets		$467,553,653
Net Assets consist of:
Paid in capital		$631,089,245
Total accumulated earnings (loss)		(163,535,592)
Net Assets		$467,553,653

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($130,890,941 ÷ 3,700,509 shares) (a)		$35.37
Maximum offering price per share (100/94.25 of $35.37)		$37.53
Class M :
Net Asset Value and redemption price per share ($32,269,678 ÷ 954,134 shares) (a)		$33.82
Maximum offering price per share (100/96.50 of $33.82)		$35.05
Class C :
Net Asset Value and offering price per share ($10,389,702 ÷ 342,909 shares) (a)		$30.30
Class I :
Net Asset Value , offering price and redemption price per share ($205,636,308 ÷ 5,559,015 shares)		$36.99
Class Z :
Net Asset Value , offering price and redemption price per share ($88,367,024 ÷ 2,392,054 shares)		$36.94
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$1,510,825
Non-Cash dividends		113,236
Income from Fidelity Central Funds (including $173,064 from security lending)		302,559
Income before foreign taxes withheld		$1,926,620
Less foreign taxes withheld		(239,035)
Total Income		1,687,585
Expenses
Management fee	$1,543,411
Transfer agent fees	373,334
Distribution and service plan fees	305,178
Accounting fees	113,647
Custodian fees and expenses	80,070
Independent trustees' fees and expenses	1,555
Registration fees	94,846
Audit	52,003
Legal	825
Interest	2,160
Miscellaneous	1,037
Total expenses before reductions	2,568,066
Expense reductions	(11,451)
Total expenses after reductions		2,556,615
Net Investment income (loss)		(869,030)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $275,966)	(43,751,512)
Foreign currency transactions	(30,093)
Total net realized gain (loss)		(43,781,605)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $611,187)	117,519,032
Assets and liabilities in foreign currencies	141,130
Total change in net unrealized appreciation (depreciation)		117,660,162
Net gain (loss)		73,878,557
Net increase (decrease) in net assets resulting from operations		$73,009,527
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(869,030)	$(2,731,858)
Net realized gain (loss)	(43,781,605)	(106,499,156)
Change in net unrealized appreciation (depreciation)	117,660,162	(303,909,064)
Net increase (decrease) in net assets resulting from operations	73,009,527	(413,140,078)
Distributions to shareholders	-	(104,728,117)
Share transactions - net increase (decrease)	25,713,461	(208,726,360)
Total increase (decrease) in net assets	98,722,988	(726,594,555)

Net Assets
Beginning of period	368,830,665	1,095,425,220
End of period	$467,553,653	$368,830,665

Financial Highlights
Fidelity Advisor® Emerging Asia Fund Class A

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$29.31	$61.78	$56.33	$39.85	$33.52	$39.98
Income from Investment Operations
Net investment income (loss) A,B	(.10)	(.25)	(.40) C	(.18)	.23	.25
Net realized and unrealized gain (loss)	6.16	(25.86)	10.17	18.77	8.23	(6.48)
Total from investment operations	6.06	(26.11)	9.77	18.59	8.46	(6.23)
Distributions from net investment income	-	-	-	(.13) D	(.19)	(.22)
Distributions from net realized gain	-	(6.36)	(4.32)	(1.99) D	(1.93)	(.01)
Total distributions	-	(6.36)	(4.32)	(2.11) E	(2.13) E	(.23)
Redemption fees added to paid in capital B	-	-	-	-	-	- F
Net asset value, end of period	$35.37	$29.31	$61.78	$56.33	$39.85	$33.52
Total Return G,H,I	20.68%	(46.56)%	17.45%	49.18%	26.60%	(15.67)%
Ratios to Average Net Assets A,J,K
Expenses before reductions	1.29% L	1.25%	1.20%	1.26%	1.32%	1.32%
Expenses net of fee waivers, if any	1.28% L	1.25%	1.20%	1.26%	1.32%	1.32%
Expenses net of all reductions	1.28% L	1.25%	1.20%	1.23%	1.31%	1.30%
Net investment income (loss)	(.54)% L	(.61)%	(.61)% C	(.40)%	.62%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$130,891	$115,657	$271,275	$208,546	$144,577	$106,775
Portfolio turnover rate M	41% L	44%	79%	110%	69% N	34%

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Calculated based on average shares outstanding during the period.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.71)%.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total distributions per share do not sum due to rounding.

F Amount represents less than $.005 per share.

G Total returns for periods of less than one year are not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Total returns do not include the effect of the sales charges.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

N Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Emerging Asia Fund Class M

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$28.07	$59.60	$54.51	$38.61	$32.50	$38.80
Income from Investment Operations
Net investment income (loss) A,B	(.14)	(.34)	(.55) C	(.29)	.12	.13
Net realized and unrealized gain (loss)	5.89	(24.83)	9.87	18.19	7.98	(6.29)
Total from investment operations	5.75	(25.17)	9.32	17.90	8.10	(6.16)
Distributions from net investment income	-	-	-	(.01) D	(.05)	(.13)
Distributions from net realized gain	-	(6.36)	(4.23)	(1.99) D	(1.93)	(.01)
Total distributions	-	(6.36)	(4.23)	(2.00)	(1.99) E	(.14)
Redemption fees added to paid in capital B	-	-	-	-	-	- F
Net asset value, end of period	$33.82	$28.07	$59.60	$54.51	$38.61	$32.50
Total Return G,H,I	20.48%	(46.70)%	17.18%	48.78%	26.21%	(15.93)%
Ratios to Average Net Assets A,J,K
Expenses before reductions	1.57% L	1.52%	1.45%	1.54%	1.61%	1.61%
Expenses net of fee waivers, if any	1.56% L	1.52%	1.45%	1.53%	1.61%	1.61%
Expenses net of all reductions	1.56% L	1.52%	1.45%	1.51%	1.60%	1.59%
Net investment income (loss)	(.82)% L	(.88)%	(.87)% C	(.68)%	.32%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$32,270	$27,239	$60,893	$54,436	$39,197	$33,478
Portfolio turnover rate M	41% L	44%	79%	110%	69% N	34%

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Calculated based on average shares outstanding during the period.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.96)%.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total distributions per share do not sum due to rounding.

F Amount represents less than $.005 per share.

G Total returns for periods of less than one year are not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Total returns do not include the effect of the sales charges.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

N Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Emerging Asia Fund Class C

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$25.21	$54.45	$50.22	$35.77	$30.32	$36.29
Income from Investment Operations
Net investment income (loss) A,B	(.20)	(.48)	(.80) C	(.47)	(.04)	(.04)
Net realized and unrealized gain (loss)	5.29	(22.40)	9.10	16.79	7.42	(5.86)
Total from investment operations	5.09	(22.88)	8.30	16.32	7.38	(5.90)
Distributions from net investment income	-	-	-	-	-	(.05)
Distributions from net realized gain	-	(6.36)	(4.07)	(1.87)	(1.93)	(.01)
Total distributions	-	(6.36)	(4.07)	(1.87)	(1.93)	(.07) D
Redemption fees added to paid in capital B	-	-	-	-	-	- E
Net asset value, end of period	$30.30	$25.21	$54.45	$50.22	$35.77	$30.32
Total Return F,G,H	20.19%	(46.94)%	16.58%	48.03%	25.67%	(16.30)%
Ratios to Average Net Assets A,I,J
Expenses before reductions	2.02% K	1.99%	1.96%	2.03%	2.08%	2.06%
Expenses net of fee waivers, if any	2.02% K	1.99%	1.96%	2.02%	2.07%	2.05%
Expenses net of all reductions	2.02% K	1.99%	1.96%	1.99%	2.06%	2.04%
Net investment income (loss)	(1.28)% K	(1.35)%	(1.37)% C	(1.17)%	(.14)%	(.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$10,390	$9,087	$26,377	$28,233	$23,584	$48,507
Portfolio turnover rate L	41% K	44%	79%	110%	69% M	34%

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Calculated based on average shares outstanding during the period.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.47)%.

D Total distributions per share do not sum due to rounding.

E Amount represents less than $.005 per share.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the contingent deferred sales charge.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Emerging Asia Fund Class I

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$30.61	$64.13	$58.29	$41.16	$34.60	$41.27
Income from Investment Operations
Net investment income (loss) A,B	(.05)	(.14)	(.24) C	(.07)	.34	.37
Net realized and unrealized gain (loss)	6.43	(26.95)	10.53	19.42	8.48	(6.68)
Total from investment operations	6.38	(27.09)	10.29	19.35	8.82	(6.31)
Distributions from net investment income	-	(.07)	-	(.23) D	(.33)	(.34)
Distributions from net realized gain	-	(6.36)	(4.45)	(1.99) D	(1.93)	(.01)
Total distributions	-	(6.43)	(4.45)	(2.22)	(2.26)	(.36) E
Redemption fees added to paid in capital B	-	-	-	-	-	- F
Net asset value, end of period	$36.99	$30.61	$64.13	$58.29	$41.16	$34.60
Total Return G,H	20.84%	(46.41)%	17.77%	49.59%	26.93%	(15.43)%
Ratios to Average Net Assets A,I,J
Expenses before reductions	1.00% K	.97%	.94%	1.00%	1.04%	1.03%
Expenses net of fee waivers, if any	1.00% K	.97%	.94%	1.00%	1.03%	1.03%
Expenses net of all reductions	1.00% K	.97%	.94%	.97%	1.03%	1.02%
Net investment income (loss)	(.26)% K	(.33)%	(.36)% C	(.14)%	.90%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$205,636	$143,659	$472,553	$414,664	$76,981	$59,527
Portfolio turnover rate L	41% K	44%	79%	110%	69% M	34%

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Calculated based on average shares outstanding during the period.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.45)%.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total distributions per share do not sum due to rounding.

F Amount represents less than $.005 per share.

G Total returns for periods of less than one year are not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Emerging Asia Fund Class Z

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$30.55	$64.10	$58.22	$41.12	$34.60	$38.03
Income from Investment Operations
Net investment income (loss) B,C	(.02)	(.08)	(.15) D	- E	.40	-
Net realized and unrealized gain (loss)	6.41	(26.89)	10.50	19.38	8.47	(3.43)
Total from investment operations	6.39	(26.97)	10.35	19.38	8.87	(3.43)
Distributions from net investment income	-	(.22)	-	(.30) F	(.42)	-
Distributions from net realized gain	-	(6.36)	(4.47)	(1.99) F	(1.93)	-
Total distributions	-	(6.58)	(4.47)	(2.28) G	(2.35)	-
Redemption fees added to paid in capital C	-	-	-	-	-	- E
Net asset value, end of period	$36.94	$30.55	$64.10	$58.22	$41.12	$34.60
Total Return H,I	20.92%	(46.34)%	17.92%	49.80%	27.14%	(9.02)%
Ratios to Average Net Assets B,J,K
Expenses before reductions	.87% L	.84%	.81%	.86%	.89%	.97% L
Expenses net of fee waivers, if any	.87% L	.84%	.81%	.85%	.89%	.97% L
Expenses net of all reductions	.87% L	.84%	.81%	.82%	.89%	.95% L
Net investment income (loss)	(.13)% L	(.20)%	(.22)% D	-%	1.04%	(.02)% L
Supplemental Data
Net assets, end of period (000 omitted)	$88,367	$73,190	$264,327	$103,477	$44,545	$573
Portfolio turnover rate M	41% L	44%	79%	110%	69% N	34% L

A For the period October 2, 2018 (commencement of sale of shares) through October 31, 2018.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Calculated based on average shares outstanding during the period.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.32)%.

E Amount represents less than $.005 per share.

F The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

G Total distributions per share do not sum due to rounding.

H Total returns for periods of less than one year are not annualized.

I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

N Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity Advisor Emerging Asia Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes.   Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$5,770,227	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.4 - 8.5 / 3.9	Increase
		Market approach	Transaction price	$9.50	Increase
			Discount rate	20.0%	Decrease

A   Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC),   net operating losses and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$102,892,555
Gross unrealized depreciation	(127,552,182)
Net unrealized appreciation (depreciation)	$(24,659,627)
Tax cost	$495,143,694

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(78,311,856)
Long-term	(16,102,985)
Total capital loss carryforward	$(94,414,841)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the financial statements.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Emerging Asia Fund	111,565,569	90,687,454

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .68% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$169,503	$4,252
Class M	.25%	.25%	81,764	1,192
Class C	.75%	.25%	53,911	4,220
			$305,178	$9,664

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$17,459
Class M	641
Class C A	2,185
$20,285
A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$140,366.21
Class M	38,722.24
Class C	10,353.19
Class I	165,175.18
Class Z	18,718.04
	$373,334
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Emerging Asia Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Emerging Asia Fund	$1,377

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Emerging Asia Fund	Borrower	$ 2,193,000	5.07%	$2,160

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Emerging Asia Fund	4,873,573	1,861,746	(1,853,994)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Emerging Asia Fund	$439
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Emerging Asia Fund	$18,040	$-	$-
8. Expense Reductions.
Through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class A	$38
Class M	837
$875

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $10,576.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Advisor Emerging Asia Fund
Distributions to shareholders
Class A	$-	$27,605,234
Class M	-	6,405,957
Class C	-	3,015,354
Class I	-	42,937,059
Class Z	-	24,764,513
Total	$-	$ 104,728,117
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2023	Year ended October 31, 2022	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Advisor Emerging Asia Fund
Class A
Shares sold	179,937	474,081	$6,599,688	$20,768,431
Reinvestment of distributions	-	516,286	-	25,984,674
Shares redeemed	(424,924)	(1,435,593)	(15,132,296)	(60,073,872)
Net increase (decrease)	(244,987)	(445,226)	$(8,532,608)	$(13,320,767)
Class M
Shares sold	37,528	46,981	$1,338,169	$1,881,900
Reinvestment of distributions	-	130,630	-	6,310,726
Shares redeemed	(53,858)	(228,864)	(1,832,296)	(9,396,826)
Net increase (decrease)	(16,330)	(51,253)	$(494,127)	$(1,204,200)
Class C
Shares sold	46,797	35,055	$1,462,801	$1,345,214
Reinvestment of distributions	-	67,051	-	2,921,417
Shares redeemed	(64,390)	(225,989)	(1,971,162)	(7,995,961)
Net increase (decrease)	(17,593)	(123,883)	$(508,361)	$(3,729,330)
Class I
Shares sold	2,030,829	3,164,485	$78,315,783	$134,416,746
Reinvestment of distributions	-	719,977	-	37,747,435
Shares redeemed	(1,164,456)	(6,560,309)	(43,090,789)	(296,930,506)
Net increase (decrease)	866,373	(2,675,847)	$35,224,994	$(124,766,325)
Class Z
Shares sold	302,466	1,627,717	$11,286,619	$70,775,268
Reinvestment of distributions	-	435,106	-	22,737,349
Shares redeemed	(305,991)	(3,790,879)	(11,263,056)	(159,218,355)
Net increase (decrease)	(3,525)	(1,728,056)	$23,563	$(65,705,738)

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023
Fidelity Advisor® Emerging Asia Fund
Class A	1.28%
Actual		$ 1,000	$ 1,206.80	$ 7.00
Hypothetical- B		$ 1,000	$ 1,018.45	$ 6.41
Class M	1.56%
Actual		$ 1,000	$ 1,204.80	$ 8.53
Hypothetical- B		$ 1,000	$ 1,017.06	$ 7.80
Class C	2.02%
Actual		$ 1,000	$ 1,201.90	$ 11.03
Hypothetical- B		$ 1,000	$ 1,014.78	$ 10.09
Class I	1.00%
Actual		$ 1,000	$ 1,208.40	$ 5.48
Hypothetical- B		$ 1,000	$ 1,019.84	$ 5.01
Class Z	.87%
Actual		$ 1,000	$ 1,209.20	$ 4.77
Hypothetical- B		$ 1,000	$ 1,020.48	$ 4.36

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.703637.125
AEA-SANN-0623
Fidelity Advisor® International Capital Appreciation Fund

Semi-Annual Report
April 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	3.0
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.9
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.8
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	2.5
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.5
L'Oreal SA (France, Personal Care Products)	2.2
Compagnie Financiere Richemont SA Series A (Switzerland, Textiles, Apparel & Luxury Goods)	2.2
Hermes International SCA (France, Textiles, Apparel & Luxury Goods)	2.0
Diageo PLC (United Kingdom, Beverages)	2.0
Constellation Software, Inc. (Canada, Software)	1.9
24.0

Market Sectors (% of Fund's net assets)

Information Technology	24.1
Industrials	22.9
Financials	12.6
Consumer Discretionary	12.4
Materials	9.3
Consumer Staples	9.1
Health Care	8.3

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.7%
	Shares	Value ($)
Brazil - 1.6%
MercadoLibre, Inc. (a)	70,322	89,835,652
Canada - 9.8%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	1,803,666	90,020,220
Canadian National Railway Co.	761,006	90,712,971
Canadian Pacific Kansas City Ltd.	1,172,111	92,395,066
Constellation Software, Inc.	54,680	107,024,038
GFL Environmental, Inc.	1,938,980	70,426,398
Thomson Reuters Corp.	717,706	94,376,869
TOTAL CANADA		544,955,562
China - 1.3%
NXP Semiconductors NV	438,584	71,813,744
Denmark - 4.5%
DSV A/S	506,732	95,173,776
Novo Nordisk A/S Series B	927,069	154,222,099
TOTAL DENMARK		249,395,875
France - 15.5%
Air Liquide SA	585,478	105,321,773
Capgemini SA	446,490	81,128,711
Dassault Systemes SA	2,190,979	88,530,172
Hermes International SCA	51,214	110,991,847
L'Oreal SA (b)	259,887	123,926,395
LVMH Moet Hennessy Louis Vuitton SE	174,811	168,147,438
Pernod Ricard SA	439,738	101,464,205
Safran SA	523,500	81,414,598
TOTAL FRANCE		860,925,139
Germany - 1.7%
Infineon Technologies AG	2,513,312	91,526,718
India - 6.3%
HCL Technologies Ltd.	6,215,153	81,342,922
HDFC Bank Ltd.	4,332,005	89,659,619
ICICI Bank Ltd.	8,738,715	98,686,215
ITC Ltd.	15,617,267	81,526,253
TOTAL INDIA		351,215,009
Indonesia - 1.7%
PT Bank Central Asia Tbk	153,701,789	95,118,586
Ireland - 2.9%
CRH PLC	1,596,100	77,018,170
Kingspan Group PLC (Ireland)	1,238,247	85,549,408
TOTAL IRELAND		162,567,578
Israel - 1.4%
NICE Ltd. sponsored ADR (a)	393,905	80,360,559
Italy - 1.8%
Ferrari NV (Italy)	366,752	101,960,492
Japan - 6.4%
Hoya Corp.	854,893	89,639,841
Keyence Corp.	220,484	99,428,648
Shin-Etsu Chemical Co. Ltd.	2,775,000	79,186,905
Tokyo Electron Ltd.	749,580	85,831,039
TOTAL JAPAN		354,086,433
Korea (South) - 2.6%
LG Chemical Ltd.	136,490	75,847,980
Samsung SDI Co. Ltd.	135,980	70,597,787
TOTAL KOREA (SOUTH)		146,445,767
Netherlands - 6.0%
ASM International NV (Netherlands)	255,717	92,436,145
ASML Holding NV (Netherlands)	217,323	137,335,020
Wolters Kluwer NV	761,696	100,843,435
TOTAL NETHERLANDS		330,614,600
Sweden - 1.8%
Atlas Copco AB (A Shares)	7,005,362	101,169,093
Switzerland - 3.9%
Compagnie Financiere Richemont SA Series A	734,307	121,381,587
Sika AG	349,134	96,438,848
TOTAL SWITZERLAND		217,820,435
Taiwan - 2.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	9,777,888	160,006,817
United Kingdom - 11.2%
Ashtead Group PLC	1,234,149	70,990,037
AstraZeneca PLC (United Kingdom)	949,099	139,672,243
Compass Group PLC	3,837,690	101,241,948
Diageo PLC	2,362,947	107,788,449
RELX PLC (London Stock Exchange)	3,057,840	101,684,204
Rentokil Initial PLC	12,680,920	100,956,032
TOTAL UNITED KINGDOM		622,332,913
United States of America - 15.4%
Fiserv, Inc. (a)	572,800	69,950,336
Linde PLC	241,689	89,292,001
Marsh & McLennan Companies, Inc.	500,626	90,207,799
MasterCard, Inc. Class A	222,129	84,415,684
Moody's Corp.	275,143	86,152,776
S&P Global, Inc.	234,653	85,080,485
Schneider Electric SA	603,024	105,162,499
SolarEdge Technologies, Inc. (a)	282,433	80,671,338
Thermo Fisher Scientific, Inc.	142,702	79,185,340
Waste Connections, Inc. (Canada)	611,365	85,041,036
TOTAL UNITED STATES OF AMERICA		855,159,294
TOTAL COMMON STOCKS (Cost $4,262,902,179)		5,487,310,266

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (c)	56,600,521	56,611,841
Fidelity Securities Lending Cash Central Fund 4.88% (c)(d)	100,289,971	100,300,000
TOTAL MONEY MARKET FUNDS (Cost $156,911,841)		156,911,841

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $4,419,814,020)	5,644,222,107
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(83,859,989)
NET ASSETS - 100.0%	5,560,362,118

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	28,494,587	779,906,108	751,788,854	998,313	-	-	56,611,841	0.1%
Fidelity Securities Lending Cash Central Fund 4.88%	16,572,566	230,511,244	146,783,810	28,809	-	-	100,300,000	0.3%
Total	45,067,153	1,010,417,352	898,572,664	1,027,122	-	-	156,911,841

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Consumer Discretionary	693,558,964	302,787,991	390,770,973	-
Consumer Staples	504,725,522	315,410,820	189,314,702	-
Financials	699,271,500	415,807,080	283,464,420	-
Health Care	462,719,523	79,185,340	383,534,183	-
Industrials	1,275,895,422	988,362,293	287,533,129	-
Information Technology	1,328,033,658	739,299,727	588,733,931	-
Materials	523,105,677	89,292,001	433,813,676	-

Money Market Funds	156,911,841	156,911,841	-	-
Total Investments in Securities:	5,644,222,107	3,087,057,093	2,557,165,014	-

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $95,551,211) - See accompanying schedule:
Unaffiliated issuers (cost $4,262,902,179)	$5,487,310,266
Fidelity Central Funds (cost $156,911,841)	156,911,841

Total Investment in Securities (cost $4,419,814,020)		$5,644,222,107
Foreign currency held at value (cost $869,598)		864,531
Receivable for fund shares sold		6,482,361
Dividends receivable		12,153,065
Reclaims receivable		9,939,492
Interest receivable		3,532
Distributions receivable from Fidelity Central Funds		267,625
Prepaid expenses		2,175
Other receivables		1,964,989
Total assets		5,675,899,877
Liabilities
Payable for fund shares redeemed	$6,821,896
Accrued management fee	2,797,528
Distribution and service plan fees payable	252,926
Other affiliated payables	765,876
Other payables and accrued expenses	4,599,533
Collateral on securities loaned	100,300,000
Total Liabilities		115,537,759
Net Assets		$5,560,362,118
Net Assets consist of:
Paid in capital		$5,014,180,898
Total accumulated earnings (loss)		546,181,220
Net Assets		$5,560,362,118

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($485,290,039 ÷ 19,584,320 shares) (a)		$24.78
Maximum offering price per share (100/94.25 of $24.78)		$26.29
Class M :
Net Asset Value and redemption price per share ($152,863,298 ÷ 6,369,762 shares) (a)		$24.00
Maximum offering price per share (100/96.50 of $24.00)		$24.87
Class C :
Net Asset Value and offering price per share ($107,300,327 ÷ 5,070,207 shares) (a)		$21.16
Class I :
Net Asset Value , offering price and redemption price per share ($3,702,267,894 ÷ 138,820,070 shares)		$26.67
Class Z :
Net Asset Value , offering price and redemption price per share ($1,112,640,560 ÷ 41,594,774 shares)		$26.75
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$34,274,322
Non-Cash dividends		1,746,262
Foreign Tax Reclaims		1,890,815
Interest		9,202
Income from Fidelity Central Funds (including $28,809 from security lending)		1,027,122
Income before foreign taxes withheld		$38,947,723
Less foreign taxes withheld		(4,837,186)
Total Income		34,110,537
Expenses
Management fee
Basic fee	$17,712,721
Performance adjustment	(661,296)
Transfer agent fees	3,729,041
Distribution and service plan fees	1,447,482
Accounting fees	752,623
Custodian fees and expenses	247,008
Independent trustees' fees and expenses	17,783
Registration fees	124,537
Audit	98,929
Legal	5,627
Interest	142,834
Miscellaneous	11,582
Total expenses before reductions	23,628,871
Expense reductions	(120,618)
Total expenses after reductions		23,508,253
Net Investment income (loss)		10,602,284
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $650,736)	43,200,309
Foreign currency transactions	684,362
Total net realized gain (loss)		43,884,671
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $3,138,929)	960,019,394
Assets and liabilities in foreign currencies	964,645
Total change in net unrealized appreciation (depreciation)		960,984,039
Net gain (loss)		1,004,868,710
Net increase (decrease) in net assets resulting from operations		$1,015,470,994
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,602,284	$3,907,978
Net realized gain (loss)	43,884,671	(676,076,285)
Change in net unrealized appreciation (depreciation)	960,984,039	(1,992,982,884)
Net increase (decrease) in net assets resulting from operations	1,015,470,994	(2,665,151,191)
Distributions to shareholders	-	(331,230,760)
Share transactions - net increase (decrease)	(200,360,593)	(1,186,280,809)
Total increase (decrease) in net assets	815,110,401	(4,182,662,760)

Net Assets
Beginning of period	4,745,251,717	8,927,914,477
End of period	$5,560,362,118	$4,745,251,717

Financial Highlights
Fidelity Advisor® International Capital Appreciation Fund Class A

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$20.33	$30.72	$24.14	$21.45	$17.63	$19.14
Income from Investment Operations
Net investment income (loss) A,B	.02	(.04)	(.09)	- C	.11 D	.07
Net realized and unrealized gain (loss)	4.43	(9.21)	6.67	2.77	3.75	(1.57)
Total from investment operations	4.45	(9.25)	6.58	2.77	3.86	(1.50)
Distributions from net investment income	-	-	-	(.08)	(.04)	(.01)
Distributions from net realized gain	-	(1.14)	-	-	-	-
Total distributions	-	(1.14)	-	(.08)	(.04)	(.01)
Net asset value, end of period	$24.78	$20.33	$30.72	$24.14	$21.45	$17.63
Total Return E,F,G	21.89%	(31.18)%	27.26%	12.97%	21.93%	(7.85)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.14% J	1.24%	1.23%	1.28%	1.27%	1.29%
Expenses net of fee waivers, if any	1.13% J	1.24%	1.23%	1.28%	1.27%	1.29%
Expenses net of all reductions	1.13% J	1.24%	1.23%	1.24%	1.25%	1.23%
Net investment income (loss)	.17% J	(.18)%	(.30)%	(.01)%	.57% D	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$485,290	$400,112	$592,640	$382,795	$278,326	$190,278
Portfolio turnover rate K	90% J	110% L	128%	121%	133%	151%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .15%.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® International Capital Appreciation Fund Class M

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$19.71	$29.82	$23.49	$20.89	$17.17	$18.68
Income from Investment Operations
Net investment income (loss) A,B	(.01)	(.10)	(.15)	(.06)	.06 C	.02
Net realized and unrealized gain (loss)	4.30	(8.95)	6.48	2.70	3.66	(1.53)
Total from investment operations	4.29	(9.05)	6.33	2.64	3.72	(1.51)
Distributions from net investment income	-	-	-	(.04)	-	-
Distributions from net realized gain	-	(1.06)	-	-	-	-
Total distributions	-	(1.06)	-	(.04)	-	-
Net asset value, end of period	$24.00	$19.71	$29.82	$23.49	$20.89	$17.17
Total Return D,E,F	21.77%	(31.39)%	26.95%	12.67%	21.67%	(8.08)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.39% I	1.49%	1.49%	1.53%	1.53%	1.55%
Expenses net of fee waivers, if any	1.39% I	1.49%	1.48%	1.53%	1.53%	1.55%
Expenses net of all reductions	1.39% I	1.49%	1.48%	1.49%	1.51%	1.49%
Net investment income (loss)	(.08)% I	(.43)%	(.55)%	(.26)%	.31% C	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$152,863	$126,232	$191,997	$143,072	$127,176	$87,750
Portfolio turnover rate J	90% I	110% K	128%	121%	133%	151%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.11)%.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® International Capital Appreciation Fund Class C

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$17.43	$26.58	$21.04	$18.77	$15.51	$16.95
Income from Investment Operations
Net investment income (loss) A,B	(.06)	(.20)	(.26)	(.15)	(.03) C	(.07)
Net realized and unrealized gain (loss)	3.79	(7.92)	5.80	2.42	3.29	(1.37)
Total from investment operations	3.73	(8.12)	5.54	2.27	3.26	(1.44)
Distributions from net realized gain	-	(1.03)	-	-	-	-
Total distributions	-	(1.03)	-	-	-	-
Net asset value, end of period	$21.16	$17.43	$26.58	$21.04	$18.77	$15.51
Total Return D,E,F	21.40%	(31.70)%	26.33%	12.09%	21.02%	(8.50)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.89% I	1.99%	1.98%	2.02%	2.02%	2.04%
Expenses net of fee waivers, if any	1.88% I	1.99%	1.98%	2.02%	2.01%	2.04%
Expenses net of all reductions	1.88% I	1.99%	1.98%	1.99%	2.00%	1.99%
Net investment income (loss)	(.58)% I	(.93)%	(1.05)%	(.75)%	(.17)% C	(.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$107,300	$97,124	$169,018	$125,630	$112,150	$107,858
Portfolio turnover rate J	90% I	110% K	128%	121%	133%	151%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.60)%.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® International Capital Appreciation Fund Class I

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$21.85	$32.92	$25.83	$22.93	$18.85	$20.44
Income from Investment Operations
Net investment income (loss) A,B	.05	.02	(.01)	.06	.18 C	.13
Net realized and unrealized gain (loss)	4.77	(9.88)	7.13	2.97	4.00	(1.68)
Total from investment operations	4.82	(9.86)	7.12	3.03	4.18	(1.55)
Distributions from net investment income	-	-	(.03)	(.13)	(.10)	(.04)
Distributions from net realized gain	-	(1.21)	-	-	-	-
Total distributions	-	(1.21)	(.03)	(.13)	(.10)	(.04)
Net asset value, end of period	$26.67	$21.85	$32.92	$25.83	$22.93	$18.85
Total Return D,E	22.06%	(31.01)%	27.60%	13.28%	22.29%	(7.58)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.87% H	.98%	.97%	1.01%	.99%	1.02%
Expenses net of fee waivers, if any	.86% H	.97%	.97%	1.01%	.99%	1.02%
Expenses net of all reductions	.86% H	.97%	.97%	.97%	.98%	.96%
Net investment income (loss)	.44% H	.08%	(.04)%	.26%	.85% C	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$3,702,268	$3,228,604	$6,128,293	$3,883,309	$2,020,956	$1,115,089
Portfolio turnover rate I	90% H	110% J	128%	121%	133%	151%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .43%.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® International Capital Appreciation Fund Class Z

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$21.90	$32.99	$25.88	$22.96	$18.88	$20.46
Income from Investment Operations
Net investment income (loss) A,B	.07	.06	.03	.09	.21 C	.16
Net realized and unrealized gain (loss)	4.78	(9.91)	7.14	2.98	3.99	(1.68)
Total from investment operations	4.85	(9.85)	7.17	3.07	4.20	(1.52)
Distributions from net investment income	-	-	(.06)	(.15)	(.12)	(.06)
Distributions from net realized gain	-	(1.24)	-	-	-	-
Total distributions	-	(1.24)	(.06)	(.15)	(.12)	(.06)
Net asset value, end of period	$26.75	$21.90	$32.99	$25.88	$22.96	$18.88
Total Return D,E	22.15%	(30.93)%	27.73%	13.45%	22.41%	(7.46)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.75% H	.85%	.85%	.88%	.87%	.89%
Expenses net of fee waivers, if any	.74% H	.85%	.85%	.88%	.87%	.89%
Expenses net of all reductions	.74% H	.85%	.85%	.84%	.85%	.83%
Net investment income (loss)	.56% H	.21%	.09%	.39%	.97% C	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$1,112,641	$893,180	$1,845,967	$1,130,329	$403,241	$153,913
Portfolio turnover rate I	90% H	110% J	128%	121%	133%	151%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .55%.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity Advisor International Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in   foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, net operating losses, capital loss carryforwards and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,286,165,067
Gross unrealized depreciation	(79,703,283)
Net unrealized appreciation (depreciation)	$1,206,461,784
Tax cost	$4,437,760,323

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(675,038,045)

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor International Capital Appreciation Fund	2,322,327,163	2,537,390,879

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Advisor International Capital Appreciation Fund	3,284,668	22,971,788	77,879,471	Class Z

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the   relative investment performance of Class I as compared to its benchmark index, the MSCI All Country World ex USA Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .65% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$563,549	$19,997
Class M	.25%	.25%	357,098	4,963
Class C	.75%	.25%	526,835	36,599
			$1,447,482	$61,559

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$174,947
Class M	4,970
Class C A	12,726
$192,643

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$406,205.18
Class M	131,657.18
Class C	95,501.18
Class I	2,880,574.16
Class Z	215,104.04
	$3,729,041
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor International Capital Appreciation Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor International Capital Appreciation Fund	$3,251

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor International Capital Appreciation Fund	Borrower	28,795,568	4.83%	$142,834

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor International Capital Appreciation Fund	56,132,715	67,520,226	3,974,943

Prior Fiscal Year Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Advisor International Capital Appreciation Fund	2,686,511	22,462,483	71,085,075	Class Z

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor International Capital Appreciation Fund	$5,046

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor International Capital Appreciation Fund	$3,697	$-	$-

8. Expense Reductions.
Through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction

Class M	$249

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $120,369.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Advisor International Capital Appreciation Fund
Distributions to shareholders
Class A	$-	$22,095,588
Class M	-	6,798,915
Class C	-	6,513,172
Class I	-	225,434,044
Class Z	-	70,389,041
Total	$-	$ 331,230,760

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2023	Year ended October 31, 2022	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Advisor International Capital Appreciation Fund
Class A
Shares sold	2,349,650	5,318,850	$54,884,755	$133,790,081
Reinvestment of distributions	-	731,540	-	20,900,107
Shares redeemed	(2,447,829)	(5,656,700)	(56,459,816)	(134,450,301)
Net increase (decrease)	(98,179)	393,690	$(1,575,061)	$20,239,887
Class M
Shares sold	394,220	841,710	$9,018,731	$20,169,126
Reinvestment of distributions	-	243,281	-	6,755,923
Shares redeemed	(428,178)	(1,120,170)	(9,634,902)	(26,759,208)
Net increase (decrease)	(33,958)	(35,179)	$(616,171)	$165,841
Class C
Shares sold	212,440	489,567	$4,286,807	$10,790,090
Reinvestment of distributions	-	247,677	-	6,107,712
Shares redeemed	(715,541)	(1,522,610)	(14,173,169)	(31,050,187)
Net increase (decrease)	(503,101)	(785,366)	$(9,886,362)	$(14,152,385)
Class I
Shares sold	21,447,599	57,508,310	$537,888,886	$1,522,042,044
Reinvestment of distributions	-	5,847,457	-	179,166,081
Shares redeemed	(30,391,628)	(101,740,037)	(748,815,054)	(2,552,570,479)
Net increase (decrease)	(8,944,029)	(38,384,270)	$(210,926,168)	$(851,362,354)
Class Z
Shares sold	8,950,878	21,509,843	$223,596,197	$577,524,025
Reinvestment of distributions	-	1,780,120	-	54,614,079
Shares redeemed	(8,137,301)	(38,456,808)	(200,953,028)	(973,309,902)
Net increase (decrease)	813,577	(15,166,845)	$22,643,169	$(341,171,798)

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023
Fidelity Advisor® International Capital Appreciation Fund
Class A	1.13%
Actual		$ 1,000	$ 1,218.90	$ 6.22
Hypothetical- B		$ 1,000	$ 1,019.19	$ 5.66
Class M	1.39%
Actual		$ 1,000	$ 1,217.70	$ 7.64
Hypothetical- B		$ 1,000	$ 1,017.90	$ 6.95
Class C	1.88%
Actual		$ 1,000	$ 1,214.00	$ 10.32
Hypothetical- B		$ 1,000	$ 1,015.47	$ 9.39
Class I	.86%
Actual		$ 1,000	$ 1,220.60	$ 4.74
Hypothetical- B		$ 1,000	$ 1,020.53	$ 4.31
Class Z	.74%
Actual		$ 1,000	$ 1,221.50	$ 4.08
Hypothetical- B		$ 1,000	$ 1,021.12	$ 3.71

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.703428.125
AICAP-SANN-0623
Fidelity Advisor® Value Leaders Fund

Semi-Annual Report
April 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Exxon Mobil Corp.	6.0
Berkshire Hathaway, Inc. Class B	5.5
Comcast Corp. Class A	4.8
Activision Blizzard, Inc.	4.4
Cigna Group	4.1
Centene Corp.	3.9
JPMorgan Chase & Co.	3.9
PG&E Corp.	3.7
Bank of America Corp.	3.3
Samsung Electronics Co. Ltd.	3.1
42.7

Market Sectors (% of Fund's net assets)

Financials	23.3
Health Care	19.6
Communication Services	10.7
Energy	10.4
Utilities	9.2
Consumer Staples	7.1
Information Technology	6.0
Industrials	5.4
Consumer Discretionary	3.8
Materials	1.9

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 94.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.7%
Entertainment - 4.4%
Activision Blizzard, Inc.	20,125	1,563,914
Interactive Media & Services - 1.5%
Alphabet, Inc. Class A (a)	4,780	513,085
Media - 4.8%
Comcast Corp. Class A	41,023	1,697,122
TOTAL COMMUNICATION SERVICES		3,774,121
CONSUMER DISCRETIONARY - 3.8%
Diversified Consumer Services - 2.9%
H&R Block, Inc.	30,206	1,024,285
Specialty Retail - 0.9%
Ross Stores, Inc.	2,991	319,229
TOTAL CONSUMER DISCRETIONARY		1,343,514
CONSUMER STAPLES - 7.1%
Consumer Staples Distribution & Retail - 1.1%
Dollar General Corp.	1,707	378,032
Food Products - 4.0%
Mondelez International, Inc.	11,064	848,830
Tyson Foods, Inc. Class A	9,199	574,846
		1,423,676
Household Products - 2.0%
Reckitt Benckiser Group PLC	8,571	692,621
TOTAL CONSUMER STAPLES		2,494,329
ENERGY - 10.4%
Oil, Gas & Consumable Fuels - 10.4%
ConocoPhillips Co.	9,722	1,000,297
Exxon Mobil Corp.	17,915	2,120,058
Ovintiv, Inc.	7,958	287,125
Parex Resources, Inc.	14,100	286,298
		3,693,778
FINANCIALS - 23.3%
Banks - 13.2%
Bank of America Corp.	40,484	1,185,372
JPMorgan Chase & Co.	9,993	1,381,432
M&T Bank Corp.	3,543	445,709
PNC Financial Services Group, Inc.	4,564	594,461
U.S. Bancorp	14,986	513,720
Wells Fargo & Co.	13,706	544,814
		4,665,508
Financial Services - 5.5%
Berkshire Hathaway, Inc. Class B (a)	5,893	1,936,145
Insurance - 4.6%
Chubb Ltd.	3,413	687,924
The Travelers Companies, Inc.	3,265	591,422
Willis Towers Watson PLC	1,596	369,634
		1,648,980
TOTAL FINANCIALS		8,250,633
HEALTH CARE - 19.6%
Health Care Providers & Services - 14.5%
Centene Corp. (a)	20,142	1,388,388
Cigna Group	5,701	1,444,006
Elevance Health, Inc.	1,635	766,243
Humana, Inc.	1,280	679,027
UnitedHealth Group, Inc.	1,731	851,808
		5,129,472
Pharmaceuticals - 5.1%
AstraZeneca PLC sponsored ADR	8,948	655,173
Roche Holding AG (participation certificate)	1,417	443,720
Sanofi SA sponsored ADR	12,795	686,452
		1,785,345
TOTAL HEALTH CARE		6,914,817
INDUSTRIALS - 5.4%
Aerospace & Defense - 1.9%
Northrop Grumman Corp.	1,414	652,236
Electrical Equipment - 1.7%
Regal Rexnord Corp.	4,631	602,771
Industrial Conglomerates - 1.8%
Siemens AG	3,869	637,736
TOTAL INDUSTRIALS		1,892,743
INFORMATION TECHNOLOGY - 2.9%
IT Services - 1.6%
Amdocs Ltd.	6,102	556,808
Software - 1.3%
Gen Digital, Inc.	27,339	483,080
TOTAL INFORMATION TECHNOLOGY		1,039,888
MATERIALS - 1.9%
Chemicals - 1.4%
DuPont de Nemours, Inc.	7,430	518,020
Metals & Mining - 0.5%
Lundin Mining Corp.	21,707	165,825
TOTAL MATERIALS		683,845
UTILITIES - 9.2%
Electric Utilities - 8.0%
Constellation Energy Corp.	6,195	479,493
NextEra Energy, Inc.	4,362	334,260
PG&E Corp. (a)	76,616	1,310,900
Southern Co.	9,626	707,992
		2,832,645
Independent Power and Renewable Electricity Producers - 1.2%
The AES Corp.	18,082	427,820
TOTAL UTILITIES		3,260,465
TOTAL COMMON STOCKS (Cost $27,353,107)		33,348,133

Nonconvertible Preferred Stocks - 3.1%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 3.1%
Technology Hardware, Storage & Peripherals - 3.1%
Samsung Electronics Co. Ltd. (Cost $1,094,099)	26,628	1,113,621

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (b) (Cost $1,039,664)	1,039,456	1,039,664

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $29,486,870)	35,501,418
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(120,971)
NET ASSETS - 100.0%	35,380,447

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	1,657,491	8,625,547	9,243,374	30,531	-	-	1,039,664	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	-	1,524	1,524	-	-	-	-	0.0%
Total	1,657,491	8,627,071	9,244,898	30,531	-	-	1,039,664

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	3,774,121	3,774,121	-	-
Consumer Discretionary	1,343,514	1,343,514	-	-
Consumer Staples	2,494,329	1,801,708	692,621	-
Energy	3,693,778	3,693,778	-	-
Financials	8,250,633	8,250,633	-	-
Health Care	6,914,817	6,471,097	443,720	-
Industrials	1,892,743	1,255,007	637,736	-
Information Technology	2,153,509	1,039,888	1,113,621	-
Materials	683,845	683,845	-	-
Utilities	3,260,465	3,260,465	-	-

Money Market Funds	1,039,664	1,039,664	-	-
Total Investments in Securities:	35,501,418	32,613,720	2,887,698	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $28,447,206)	$34,461,754
Fidelity Central Funds (cost $1,039,664)	1,039,664

Total Investment in Securities (cost $29,486,870)		$35,501,418
Receivable for fund shares sold		3,100
Dividends receivable		40,924
Reclaims receivable		20,627
Distributions receivable from Fidelity Central Funds		2,701
Prepaid expenses		12
Receivable from investment adviser for expense reductions		18,150
Other receivables		3
Total assets		35,586,935
Liabilities
Payable for investments purchased	$30,952
Payable for fund shares redeemed	111,459
Accrued management fee	18,675
Distribution and service plan fees payable	9,159
Other affiliated payables	7,461
Other payables and accrued expenses	28,782
Total Liabilities		206,488
Net Assets		$35,380,447
Net Assets consist of:
Paid in capital		$28,825,294
Total accumulated earnings (loss)		6,555,153
Net Assets		$35,380,447

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($19,734,426 ÷ 943,360 shares) (a)		$20.92
Maximum offering price per share (100/94.25 of $20.92)		$22.20
Class M :
Net Asset Value and redemption price per share ($5,977,911 ÷ 284,330 shares) (a)		$21.02
Maximum offering price per share (100/96.50 of $21.02)		$21.78
Class C :
Net Asset Value and offering price per share ($3,038,811 ÷ 150,025 shares) (a)		$20.26
Class I :
Net Asset Value , offering price and redemption price per share ($6,629,299 ÷ 314,901 shares)		$21.05
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$399,247
Income from Fidelity Central Funds		30,531
Total Income		429,778
Expenses
Management fee
Basic fee	$107,680
Performance adjustment	5,113
Transfer agent fees	40,627
Distribution and service plan fees	57,509
Accounting fees and expenses	7,242
Custodian fees and expenses	5,742
Independent trustees' fees and expenses	118
Registration fees	35,588
Audit	22,270
Legal	419
Miscellaneous	75
Total expenses before reductions	282,383
Expense reductions	(41,878)
Total expenses after reductions		240,505
Net Investment income (loss)		189,273
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	489,102
Foreign currency transactions	1,768
Total net realized gain (loss)		490,870
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(107,860)
Assets and liabilities in foreign currencies	1,638
Total change in net unrealized appreciation (depreciation)		(106,222)
Net gain (loss)		384,648
Net increase (decrease) in net assets resulting from operations		$573,921
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$189,273	$224,794
Net realized gain (loss)	490,870	456,468
Change in net unrealized appreciation (depreciation)	(106,222)	150,614
Net increase (decrease) in net assets resulting from operations	573,921	831,876
Distributions to shareholders	(767,694)	(1,882,632)
Share transactions - net increase (decrease)	(3,042,516)	12,963,960
Total increase (decrease) in net assets	(3,236,289)	11,913,204

Net Assets
Beginning of period	38,616,736	26,703,532
End of period	$35,380,447	$38,616,736

Financial Highlights
Fidelity Advisor® Value Leaders Fund Class A

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$20.97	$22.22	$15.67	$18.62	$19.31	$18.81
Income from Investment Operations
Net investment income (loss) A,B	.10	.17	.17	.15	.20	.16
Net realized and unrealized gain (loss)	.25	.18	6.49	(2.81)	.58 C	.47 D
Total from investment operations	.35	.35	6.66	(2.66)	.78	.63
Distributions from net investment income	(.13)	(.15)	(.11)	(.20)	(.19)	(.13)
Distributions from net realized gain	(.27)	(1.45)	-	(.09)	(1.28)	-
Total distributions	(.40)	(1.60)	(.11)	(.29)	(1.47)	(.13)
Net asset value, end of period	$20.92	$20.97	$22.22	$15.67	$18.62	$19.31
Total Return E,F,G	1.64%	1.92%	42.68%	(14.57)%	4.64% C	3.33% D
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.37% J	1.29%	1.27%	1.35%	1.29%	1.25%
Expenses net of fee waivers, if any	1.15% J	1.15%	1.15%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.15% J	1.15%	1.15%	1.24%	1.25%	1.25%
Net investment income (loss)	.96% J	.83%	.83%	.91%	1.12%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$19,734	$20,328	$16,513	$10,954	$16,648	$15,105
Portfolio turnover rate K	44% J	39%	51%	144%	37%	35%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.03 per share. Excluding these litigation proceeds, the total return would have been 4.45%.

D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been 3.21%.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Value Leaders Fund Class M

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$21.05	$22.30	$15.72	$18.68	$19.34	$18.82
Income from Investment Operations
Net investment income (loss) A,B	.07	.12	.12	.11	.16	.11
Net realized and unrealized gain (loss)	.25	.17	6.52	(2.83)	.59 C	.47 D
Total from investment operations	.32	.29	6.64	(2.72)	.75	.58
Distributions from net investment income	(.08)	(.09)	(.06)	(.15)	(.13)	(.06)
Distributions from net realized gain	(.27)	(1.45)	-	(.09)	(1.28)	-
Total distributions	(.35)	(1.54)	(.06)	(.24)	(1.41)	(.06)
Net asset value, end of period	$21.02	$21.05	$22.30	$15.72	$18.68	$19.34
Total Return E,F,G	1.50%	1.63%	42.32%	(14.79)%	4.42% C	3.09% D
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.61% J	1.55%	1.54%	1.64%	1.58%	1.54%
Expenses net of fee waivers, if any	1.40% J	1.40%	1.41%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.39% J	1.40%	1.41%	1.49%	1.50%	1.50%
Net investment income (loss)	.71% J	.57%	.57%	.66%	.87%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$5,978	$5,569	$5,275	$3,821	$5,146	$4,987
Portfolio turnover rate K	44% J	39%	51%	144%	37%	35%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.03 per share. Excluding these litigation proceeds, the total return would have been 4.23%.

D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been 2.97%.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Value Leaders Fund Class C

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$20.29	$21.49	$15.18	$17.99	$18.67	$18.21
Income from Investment Operations
Net investment income (loss) A,B	.02	.02	.01	.03	.06	.01
Net realized and unrealized gain (loss)	.24	.18	6.30	(2.75)	.58 C	.45 D
Total from investment operations	.26	.20	6.31	(2.72)	.64	.46
Distributions from net investment income	(.02)	-	-	-	(.04)	-
Distributions from net realized gain	(.27)	(1.40)	-	(.09)	(1.28)	-
Total distributions	(.29)	(1.40)	-	(.09)	(1.32)	-
Net asset value, end of period	$20.26	$20.29	$21.49	$15.18	$17.99	$18.67
Total Return E,F,G	1.26%	1.19%	41.57%	(15.22)%	3.90% C	2.53% D
Ratios to Average Net Assets B,H,I
Expenses before reductions	2.16% J	2.10%	2.09%	2.18%	2.13%	2.09%
Expenses net of fee waivers, if any	1.90% J	1.90%	1.93%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.90% J	1.89%	1.93%	1.99%	2.00%	2.00%
Net investment income (loss)	.21% J	.08%	.05%	.16%	.37%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$3,039	$2,847	$1,875	$1,763	$2,733	$5,298
Portfolio turnover rate K	44% J	39%	51%	144%	37%	35%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.03 per share. Excluding these litigation proceeds, the total return would have been 3.71%.

D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been 2.41%.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Value Leaders Fund Class I

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$21.12	$22.39	$15.80	$18.78	$19.47	$18.97
Income from Investment Operations
Net investment income (loss) A,B	.13	.22	.23	.20	.25	.22
Net realized and unrealized gain (loss)	.24	.18	6.54	(2.82)	.59 C	.46 D
Total from investment operations	.37	.40	6.77	(2.62)	.84	.68
Distributions from net investment income	(.17)	(.22)	(.18)	(.27)	(.26)	(.18)
Distributions from net realized gain	(.27)	(1.45)	-	(.09)	(1.28)	-
Total distributions	(.44)	(1.67)	(.18)	(.36)	(1.53) E	(.18)
Net asset value, end of period	$21.05	$21.12	$22.39	$15.80	$18.78	$19.47
Total Return F,G	1.74%	2.16%	43.08%	(14.31)%	4.96% C	3.61% D
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.05% J	.94%	.94%	.99%	.97%	.96%
Expenses net of fee waivers, if any	.90% J	.89%	.87%	.99%	.97%	.96%
Expenses net of all reductions	.90% J	.89%	.87%	.98%	.96%	.96%
Net investment income (loss)	1.21% J	1.08%	1.11%	1.17%	1.41%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$6,629	$9,872	$3,041	$1,898	$2,342	$4,225
Portfolio turnover rate K	44% J	39%	51%	144%	37%	35%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.03 per share. Excluding these litigation proceeds, the total return would have been 4.77%.

D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been 3.49%.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity Advisor Value Leaders Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C and Class I shares, each of which has equal rights as to assets and voting privileges.   Class A, Class M, Class C and Class I are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,836,156
Gross unrealized depreciation	(904,913)
Net unrealized appreciation (depreciation)	$5,931,243
Tax cost	$29,570,175
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Value Leaders Fund	8,711,199	11,572,589
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I as compared to its benchmark index, the Russell 1000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .55% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$26,064	$653
Class M	.25%	.25%	15,522	183
Class C	.75%	.25%	15,923	4,028
			$57,509	$4,864

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$5,944
Class M	845
Class C A	146
$6,935
A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$21,487.21
Class M	6,165.20
Class C	4,020.25
Class I	8,955.17
	$40,627
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Value Leaders Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Value Leaders Fund	$133

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Value Leaders Fund	748,774	840,457	33,648
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Value Leaders Fund	$40
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Value Leaders Fund	$-	$-	$-
8. Expense Reductions.
The investment adviser   contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 29, 2024. Some expenses, for example   the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.15%	$22,311
Class M	1.40%	6,390
Class C	1.90%	4,173
Class I	.90%	7,824
		$40,698

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $163. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class M	$69

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $948.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Advisor Value Leaders Fund
Distributions to shareholders
Class A	$392,714	$1,169,693
Class M	101,153	368,978
Class C	43,995	121,226
Class I	229,832	222,735
Total	$767,694	$1,882,632
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2023	Year ended October 31, 2022	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Advisor Value Leaders Fund
Class A
Shares sold	101,981	327,282	$2,148,532	$6,867,625
Reinvestment of distributions	18,365	57,208	386,214	1,145,881
Shares redeemed	(146,424)	(158,093)	(3,052,970)	(3,273,456)
Net increase (decrease)	(26,078)	226,397	$(518,224)	$4,740,050
Class M
Shares sold	52,412	63,036	$1,109,336	$1,323,264
Reinvestment of distributions	4,759	18,182	100,652	366,362
Shares redeemed	(37,391)	(53,217)	(777,538)	(1,091,336)
Net increase (decrease)	19,780	28,001	$432,450	$598,290
Class C
Shares sold	36,138	85,042	$737,483	$1,720,316
Reinvestment of distributions	2,154	6,217	43,995	121,226
Shares redeemed	(28,607)	(38,135)	(572,531)	(778,322)
Net increase (decrease)	9,685	53,124	$208,947	$1,063,220
Class I
Shares sold	126,044	366,638	$2,692,637	$7,292,873
Reinvestment of distributions	10,836	10,963	229,069	220,577
Shares redeemed	(289,469)	(45,956)	(6,087,395)	(951,050)
Net increase (decrease)	(152,589)	331,645	$(3,165,689)	$6,562,400
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023
Fidelity Advisor® Value Leaders Fund
Class A	1.15%
Actual		$ 1,000	$ 1,016.40	$ 5.75
Hypothetical- B		$ 1,000	$ 1,019.09	$ 5.76
Class M	1.40%
Actual		$ 1,000	$ 1,015.00	$ 6.99
Hypothetical- B		$ 1,000	$ 1,017.85	$ 7.00
Class C	1.90%
Actual		$ 1,000	$ 1,012.60	$ 9.48
Hypothetical- B		$ 1,000	$ 1,015.37	$ 9.49
Class I	.90%
Actual		$ 1,000	$ 1,017.40	$ 4.50
Hypothetical- B		$ 1,000	$ 1,020.33	$ 4.51

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.800656.119
AVLF-SANN-0623
Fidelity Advisor® Global Capital Appreciation Fund

Semi-Annual Report
April 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp. (United States of America, Software)	6.9
Deckers Outdoor Corp. (United States of America, Textiles, Apparel & Luxury Goods)	4.0
NVIDIA Corp. (United States of America, Semiconductors & Semiconductor Equipment)	3.5
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	3.1
Apple, Inc. (United States of America, Technology Hardware, Storage & Peripherals)	3.0
MasterCard, Inc. Class A (United States of America, Financial Services)	2.8
AMETEK, Inc. (United States of America, Electrical Equipment)	2.8
Wells Fargo & Co. (United States of America, Banks)	2.7
UnitedHealth Group, Inc. (United States of America, Health Care Providers & Services)	2.6
Amazon.com, Inc. (United States of America, Broadline Retail)	2.5
33.9

Market Sectors (% of Fund's net assets)

Information Technology	28.8
Financials	21.9
Consumer Discretionary	11.7
Industrials	10.8
Health Care	9.4
Communication Services	7.4
Energy	5.5

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 94.0%
	Shares	Value ($)
Canada - 3.8%
Canadian Natural Resources Ltd.	31,900	1,944,943
Canadian Pacific Kansas City Ltd.	11,500	906,660
Tourmaline Oil Corp.	13,300	597,536
TOTAL CANADA		3,449,139
China - 2.8%
Alibaba Group Holding Ltd. (a)	54,000	570,976
NXP Semiconductors NV	7,200	1,178,928
Tencent Holdings Ltd.	17,700	786,165
TOTAL CHINA		2,536,069
Denmark - 1.6%
DSV A/S	7,800	1,464,986
France - 3.1%
LVMH Moet Hennessy Louis Vuitton SE	3,000	2,885,644
Hong Kong - 1.7%
AIA Group Ltd.	146,200	1,591,690
India - 4.9%
Axis Bank Ltd.	164,800	1,741,449
HDFC Bank Ltd.	103,400	2,140,072
Reliance Industries Ltd.	19,700	585,651
TOTAL INDIA		4,467,172
Indonesia - 1.2%
PT Bank Central Asia Tbk	1,797,700	1,112,509
Japan - 3.8%
Hitachi Ltd.	29,200	1,615,187
Hoya Corp.	8,800	922,724
Keyence Corp.	2,200	992,104
TOTAL JAPAN		3,530,015
Netherlands - 2.3%
ASML Holding NV (Netherlands)	3,300	2,085,401
Singapore - 1.1%
Hafnia Ltd.	186,600	1,009,425
Spain - 1.5%
Amadeus IT Holding SA Class A (a)	19,500	1,370,558
Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	12,400	1,045,320
United Kingdom - 0.3%
Starling Bank Ltd. Series D (a)(b)(c)	72,300	274,406
United States of America - 64.8%
Accenture PLC Class A	5,400	1,513,566
Activision Blizzard, Inc.	13,900	1,080,169
Adobe, Inc. (a)	3,900	1,472,484
Alphabet, Inc. Class A (a)	12,600	1,352,484
Amazon.com, Inc. (a)	21,500	2,267,175
American Express Co.	9,700	1,564,998
AMETEK, Inc.	18,500	2,551,705
Amphenol Corp. Class A	14,000	1,056,580
Apple, Inc.	16,200	2,748,816
Boston Scientific Corp. (a)	17,900	932,948
Cigna Group	5,400	1,367,766
Cintas Corp.	2,900	1,321,733
Deckers Outdoor Corp. (a)	7,700	3,690,918
Eli Lilly & Co.	3,400	1,345,924
Fiserv, Inc. (a)	17,550	2,143,206
Intercontinental Exchange, Inc.	13,900	1,514,127
Interpublic Group of Companies, Inc.	49,100	1,754,343
JPMorgan Chase & Co.	8,900	1,230,336
Lockheed Martin Corp.	2,500	1,161,125
Marvell Technology, Inc.	21,200	836,976
MasterCard, Inc. Class A	6,800	2,584,204
Meta Platforms, Inc. Class A (a)	7,300	1,754,336
Microsoft Corp.	20,550	6,314,196
NVIDIA Corp.	11,600	3,218,884
Pure Storage, Inc. Class A (a)	14,400	328,752
Rockwell Automation, Inc.	3,400	963,594
S&P Global, Inc.	5,300	1,921,674
Salesforce, Inc. (a)	7,300	1,448,101
Schlumberger Ltd.	16,100	794,535
Seagate Technology Holdings PLC	14,100	828,657
Thermo Fisher Scientific, Inc.	2,900	1,609,210
UnitedHealth Group, Inc.	4,800	2,362,032
Wells Fargo & Co.	61,400	2,440,650
TOTAL UNITED STATES OF AMERICA		59,476,204
TOTAL COMMON STOCKS (Cost $67,232,653)		86,298,538

Preferred Stocks - 1.5%
	Shares	Value ($)
Convertible Preferred Stocks - 0.6%
United States of America - 0.6%
Wasabi Holdings, Inc. Series C (a)(b)(c)	50,623	486,487
Nonconvertible Preferred Stocks - 0.9%
Korea (South) - 0.9%
Samsung Electronics Co. Ltd.	20,000	836,429
TOTAL PREFERRED STOCKS (Cost $1,281,810)		1,322,916

Money Market Funds - 3.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (d) (Cost $3,606,805)	3,606,084	3,606,805

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $72,121,268)	91,228,259
NET OTHER ASSETS (LIABILITIES) - 0.6%	586,629
NET ASSETS - 100.0%	91,814,888

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $760,893 or 0.8% of net assets.

(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Starling Bank Ltd. Series D	6/18/21 - 4/05/22	138,336

Wasabi Holdings, Inc. Series C	3/31/21 - 4/30/21	549,998

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	4,041,859	11,826,604	12,261,658	80,641	-	-	3,606,805	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	-	9,151,579	9,151,579	1,009	-	-	-	0.0%
Total	4,041,859	20,978,183	21,413,237	81,650	-	-	3,606,805

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	6,727,497	5,941,332	786,165	-
Consumer Discretionary	10,785,271	5,958,093	4,827,178	-
Energy	4,932,090	4,346,439	585,651	-
Financials	20,259,321	13,399,195	6,585,720	274,406
Health Care	8,540,604	7,617,880	922,724	-
Industrials	9,984,990	8,369,803	1,615,187	-
Information Technology	26,391,681	24,076,661	1,828,533	486,487

Money Market Funds	3,606,805	3,606,805	-	-
Total Investments in Securities:	91,228,259	73,316,208	17,151,158	760,893
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $68,514,463)	$87,621,454
Fidelity Central Funds (cost $3,606,805)	3,606,805

Total Investment in Securities (cost $72,121,268)		$91,228,259
Foreign currency held at value (cost $413,664)		413,664
Receivable for investments sold		148,203
Receivable for fund shares sold		69,393
Dividends receivable		97,408
Distributions receivable from Fidelity Central Funds		9,511
Prepaid expenses		33
Other receivables		40,278
Total assets		92,006,749
Liabilities
Payable for investments purchased	$29,851
Payable for fund shares redeemed	21,075
Accrued management fee	45,504
Transfer agent fee payable	13,490
Distribution and service plan fees payable	17,683
Other affiliated payables	2,661
Deferred taxes	26,849
Audit fee payable	32,581
Other payables and accrued expenses	2,167
Total Liabilities		191,861
Net Assets		$91,814,888
Net Assets consist of:
Paid in capital		$70,015,136
Total accumulated earnings (loss)		21,799,752
Net Assets		$91,814,888

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($30,928,081 ÷ 1,646,667 shares) (a)		$18.78
Maximum offering price per share (100/94.25 of $18.78)		$19.93
Class M :
Net Asset Value and redemption price per share ($17,710,742 ÷ 1,007,800 shares) (a)		$17.57
Maximum offering price per share (100/96.50 of $17.57)		$18.21
Class C :
Net Asset Value and offering price per share ($4,751,117 ÷ 314,483 shares) (a)		$15.11
Class I :
Net Asset Value , offering price and redemption price per share ($38,424,948 ÷ 1,904,104 shares)		$20.18
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$664,499
Non-Cash dividends		66,680
Income from Fidelity Central Funds (including $1,009 from security lending)		81,650
Income before foreign taxes withheld		$812,829
Less foreign taxes withheld		(33,799)
Total Income		779,030
Expenses
Management fee
Basic fee	$292,406
Performance adjustment	(33,907)
Transfer agent fees	80,822
Distribution and service plan fees	104,246
Accounting fees	15,304
Custodian fees and expenses	7,739
Independent trustees' fees and expenses	281
Registration fees	46,114
Audit	38,372
Legal	1,622
Miscellaneous	183
Total expenses before reductions	553,182
Expense reductions	(10,859)
Total expenses after reductions		542,323
Net Investment income (loss)		236,707
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,843,070
Foreign currency transactions	2,134
Total net realized gain (loss)		2,845,204
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $2,412)	7,106,319
Assets and liabilities in foreign currencies	5,786
Total change in net unrealized appreciation (depreciation)		7,112,105
Net gain (loss)		9,957,309
Net increase (decrease) in net assets resulting from operations		$10,194,016
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$236,707	$(282,993)
Net realized gain (loss)	2,845,204	(141,610)
Change in net unrealized appreciation (depreciation)	7,112,105	(29,163,180)
Net increase (decrease) in net assets resulting from operations	10,194,016	(29,587,783)
Distributions to shareholders	-	(9,072,211)
Share transactions - net increase (decrease)	314,545	(239,167)
Total increase (decrease) in net assets	10,508,561	(38,899,161)

Net Assets
Beginning of period	81,306,327	120,205,488
End of period	$91,814,888	$81,306,327

Financial Highlights
Fidelity Advisor® Global Capital Appreciation Fund Class A

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$16.68	$24.21	$18.53	$15.65	$16.48	$20.21
Income from Investment Operations
Net investment income (loss) A,B	.05	(.06)	(.09) C	(.08)	.10	.05
Net realized and unrealized gain (loss)	2.05	(5.64)	5.77	3.03	.50	(1.22)
Total from investment operations	2.10	(5.70)	5.68	2.95	.60	(1.17)
Distributions from net investment income	-	-	-	(.07)	(.02)	(.04)
Distributions from net realized gain	-	(1.83)	-	-	(1.41)	(2.52)
Total distributions	-	(1.83)	-	(.07)	(1.43)	(2.56)
Redemption fees added to paid in capital A	-	-	-	-	-	- D
Net asset value, end of period	$18.78	$16.68	$24.21	$18.53	$15.65	$16.48
Total Return E,F,G	12.59%	(25.40)%	30.65%	18.89%	4.39%	(6.74)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.33% J	1.31%	1.15%	1.23%	1.14%	1.39%
Expenses net of fee waivers, if any	1.30% J	1.30%	1.15%	1.23%	1.14%	1.39%
Expenses net of all reductions	1.29% J	1.30%	1.15%	1.21%	1.14%	1.37%
Net investment income (loss)	.51% J	(.32)%	(.42)% C	(.45)%	.66%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$30,928	$28,069	$40,398	$31,247	$30,046	$33,589
Portfolio turnover rate K	37% J	42%	58%	44%	142%	99%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.50)%.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Global Capital Appreciation Fund Class M

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$15.63	$22.85	$17.54	$14.82	$15.70	$19.37
Income from Investment Operations
Net investment income (loss) A,B	.02	(.10)	(.14) C	(.12)	.05	-
Net realized and unrealized gain (loss)	1.92	(5.29)	5.45	2.87	.48	(1.15)
Total from investment operations	1.94	(5.39)	5.31	2.75	.53	(1.15)
Distributions from net investment income	-	-	-	(.03)	-	-
Distributions from net realized gain	-	(1.83)	-	-	(1.41)	(2.52)
Total distributions	-	(1.83)	-	(.03)	(1.41)	(2.52)
Redemption fees added to paid in capital A	-	-	-	-	-	- D
Net asset value, end of period	$17.57	$15.63	$22.85	$17.54	$14.82	$15.70
Total Return E,F,G	12.41%	(25.56)%	30.27%	18.59%	4.10%	(6.97)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.58% J	1.56%	1.41%	1.51%	1.43%	1.67%
Expenses net of fee waivers, if any	1.55% J	1.55%	1.41%	1.50%	1.43%	1.67%
Expenses net of all reductions	1.54% J	1.55%	1.41%	1.49%	1.42%	1.65%
Net investment income (loss)	.26% J	(.58)%	(.68)% C	(.73)%	.37%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$17,711	$16,273	$22,618	$18,864	$18,611	$21,339
Portfolio turnover rate K	37% J	42%	58%	44%	142%	99%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.76)%.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Global Capital Appreciation Fund Class C

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.47	$20.04	$15.46	$13.10	$14.11	$17.65
Income from Investment Operations
Net investment income (loss) A,B	(.02)	(.17)	(.22) C	(.17)	(.01)	(.08)
Net realized and unrealized gain (loss)	1.66	(4.57)	4.80	2.53	.41	(1.02)
Total from investment operations	1.64	(4.74)	4.58	2.36	.40	(1.10)
Distributions from net realized gain	-	(1.83)	-	-	(1.41)	(2.44)
Total distributions	-	(1.83)	-	-	(1.41)	(2.44)
Redemption fees added to paid in capital A	-	-	-	-	-	- D
Net asset value, end of period	$15.11	$13.47	$20.04	$15.46	$13.10	$14.11
Total Return E,F,G	12.18%	(25.94)%	29.62%	18.02%	3.59%	(7.39)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	2.12% J	2.08%	1.92%	1.99%	1.90%	2.14%
Expenses net of fee waivers, if any	2.05% J	2.05%	1.92%	1.98%	1.90%	2.14%
Expenses net of all reductions	2.05% J	2.05%	1.92%	1.97%	1.89%	2.12%
Net investment income (loss)	(.24)% J	(1.07)%	(1.19)% C	(1.21)%	(.10)%	(.48)%
Supplemental Data
Net assets, end of period (000 omitted)	$4,751	$4,907	$8,044	$9,134	$12,540	$19,741
Portfolio turnover rate K	37% J	42%	58%	44%	142%	99%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.27)%.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Global Capital Appreciation Fund Class I

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$17.89	$25.75	$19.65	$16.57	$17.37	$21.16
Income from Investment Operations
Net investment income (loss) A,B	.08	- C	(.02) D	(.02)	.16	.11
Net realized and unrealized gain (loss)	2.21	(6.03)	6.12	3.21	.52	(1.28)
Total from investment operations	2.29	(6.03)	6.10	3.19	.68	(1.17)
Distributions from net investment income	-	-	-	(.11)	(.08)	(.10)
Distributions from net realized gain	-	(1.83)	-	-	(1.41)	(2.52)
Total distributions	-	(1.83)	-	(.11)	(1.48) E	(2.62)
Redemption fees added to paid in capital A	-	-	-	-	-	- C
Net asset value, end of period	$20.18	$17.89	$25.75	$19.65	$16.57	$17.37
Total Return F,G	12.80%	(25.14)%	31.04%	19.37%	4.69%	(6.45)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.98% J	.97%	.82%	.89%	.82%	1.09%
Expenses net of fee waivers, if any	.97% J	.96%	.82%	.89%	.82%	1.09%
Expenses net of all reductions	.97% J	.96%	.82%	.87%	.82%	1.07%
Net investment income (loss)	.83% J	.01%	(.09)% D	(.11)%	.97%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$38,425	$32,058	$49,146	$38,359	$37,068	$45,029
Portfolio turnover rate K	37% J	42%	58%	44%	142%	99%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.17)%.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity Advisor Global Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C and Class I shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C and Class I are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class.   Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3 . Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation.   Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$20,937,036
Gross unrealized depreciation	(1,856,089)
Net unrealized appreciation (depreciation)	$19,080,947
Tax cost	$72,147,312

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(137,138)

At the prior fiscal period end,   the Fund elected to defer to its next fiscal year approximately $156,656 of ordinary losses recognized during the period January 1, 2022 to October 31, 2022.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Global Capital Appreciation Fund	15,897,234	15,388,762
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/-.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I as compared to its benchmark index, the MSCI All Country World Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .60% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$37,073	$929
Class M	.25%	.25%	42,625	560
Class C	.75%	.25%	24,548	2,044
			$104,246	$3,533

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,819
Class M	455
Class C A	373
$3,647

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:
	Amount	% of Class-Level Average Net Assets A
Class A	$33,154.22
Class M	19,309.23
Class C	6,321.26
Class I	22,038.13
	$80,822

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Global Capital Appreciation Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Global Capital Appreciation Fund	$66

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Global Capital Appreciation Fund	1,414,334	359,655	84,384
Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Fidelity Advisor Global Capital Appreciation Fund	$84

Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Global Capital Appreciation Fund	$109	$-	$-
7. Expense Reductions.
The investment contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below.   This reimbursement will remain in place through February 29, 2024. Some expenses, for example   the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.30%	$4,109
Class M	1.55%	2,638
Class C	2.05%	1,620
		$8,367

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $35. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class A	$122
Class M	357
$479

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived portion of fund-level operating expenses in the amount of $1,978.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Advisor Global Capital Appreciation Fund
Distributions to shareholders
Class A	$-	$3,042,311
Class M	-	1,796,615
Class C	-	718,694
Class I	-	3,514,591
Total	$-	$9,072,211

9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2023	Year ended October 31, 2022	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Advisor Global Capital Appreciation Fund
Class A
Shares sold	75,073	171,702	$1,356,500	$3,462,466
Reinvestment of distributions	-	134,237	-	2,959,935
Shares redeemed	(111,172)	(291,926)	(1,988,171)	(5,697,835)
Net increase (decrease)	(36,099)	14,013	$(631,671)	$724,566
Class M
Shares sold	21,059	88,946	$351,898	$1,567,242
Reinvestment of distributions	-	86,174	-	1,783,793
Shares redeemed	(54,648)	(123,632)	(908,675)	(2,259,388)
Net increase (decrease)	(33,589)	51,488	$(556,777)	$1,091,647
Class C
Shares sold	12,505	41,127	$181,677	$658,941
Reinvestment of distributions	-	39,691	-	711,270
Shares redeemed	(62,361)	(117,887)	(905,424)	(1,846,656)
Net increase (decrease)	(49,856)	(37,069)	$(723,747)	$(476,445)
Class I
Shares sold	217,351	202,718	$4,242,653	$4,407,045
Reinvestment of distributions	-	135,399	-	3,191,354
Shares redeemed	(104,900)	(454,950)	(2,015,913)	(9,177,334)
Net increase (decrease)	112,451	(116,833)	$2,226,740	$(1,578,935)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023
Fidelity Advisor® Global Capital Appreciation Fund
Class A	1.30%
Actual		$ 1,000	$ 1,125.90	$ 6.85
Hypothetical- B		$ 1,000	$ 1,018.35	$ 6.51
Class M	1.55%
Actual		$ 1,000	$ 1,124.10	$ 8.16
Hypothetical- B		$ 1,000	$ 1,017.11	$ 7.75
Class C	2.05%
Actual		$ 1,000	$ 1,121.80	$ 10.78
Hypothetical- B		$ 1,000	$ 1,014.63	$ 10.24
Class I	.97%
Actual		$ 1,000	$ 1,128.00	$ 5.12
Hypothetical- B		$ 1,000	$ 1,019.98	$ 4.86

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.719689.124
AGLO-SANN-0623

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VIII’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 22, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 22, 2023